KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

Report of Independent Registered Public Accounting Firm

The Board of Directors of C.M. Life Insurance Company and Contract Owners of C. M. Multi-Account A:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the sub-accounts listed in Appendix A that comprise C.M. Multi-Account A (collectively, “the Separate Account”), as of December 31, 2021, the related statements of operations and changes in net assets for each of the years in the two-year period then ended, and the related notes including the financial highlights in Note 8 for each of the years in the five-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of December 31, 2021, and the results of their operations and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the underlying mutual funds or their transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the MassMutual Separate Accounts’ auditor since 2004.

Boston, Massachusetts

March 8, 2022

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

F-1

Appendix A

Unless noted otherwise, the statements of operations and changes in net assets for each of the years in the two-year period ended December 31, 2021.

Sub-Accounts	Sub-Accounts

Fidelity® VIP Contrafund® Sub-Account

Invesco Oppenheimer V.I. International Growth Sub-Account

Invesco V.I. Capital Appreciation Sub-Account *

Invesco V.I. Conservative Balanced Sub-Account *

Invesco V.I. Core Bond Sub-Account *

Invesco V.I. Discovery Mid Cap Growth Sub-Account *

Invesco V.I. Diversified Dividend Sub-Account

Invesco V.I. Global Strategic Income Sub-Account *

Invesco V.I. Global Sub-Account *

Invesco V.I. Health Care Sub-Account

Invesco V.I. Main Street Sub-Account *

Invesco V.I. Technology Sub-Account

Invesco V.I. U.S. Government Money Sub-Account *

MML Aggressive Allocation Sub-Account

MML American Funds Core Allocation Sub-Account

MML American Funds Growth Sub-Account

MML American Funds International Sub-Account

MML Balanced Allocation Sub-Account

MML Blend Sub-Account

MML Blue Chip Growth Sub-Account

MML Conservative Allocation Sub-Account

MML Equity Sub-Account

MML Equity Income Sub-Account

MML Equity Index Sub-Account

MML Focused Equity Sub-Account

MML Foreign Sub-Account

MML Fundamental Equity Sub-Account

MML Fundamental Value Sub-Account

MML Global Sub-Account

MML Growth & Income Sub-Account

MML Growth Allocation Sub-Account

MML High Yield Sub-Account

MML Income & Growth Sub-Account

MML Inflation-Protected and Income Sub-Account

MML International Equity Sub-Account

MML Large Cap Growth Sub-Account

MML Managed Bond Sub-Account (Initial Class)

MML Managed Bond Sub-Account (Service Class)

MML Managed Volatility Sub-Account

MML Mid Cap Growth Sub-Account

MML Mid Cap Value Sub-Account

MML Moderate Allocation Sub-Account

MML Short-Duration Bond Sub-Account

MML Small Cap Equity Sub-Account

MML Small Cap Growth Equity Sub-Account

MML Small Company Value Sub-Account

MML Small/Mid Cap Value Sub-Account

MML Strategic Emerging Markets Sub-Account

MML Total Return Bond Sub-Account

MML U.S. Government Money Market Sub-Account

Oppenheimer Global Multi-Alternatives Sub-Account**

PIMCO CommodityRealReturn® Strategy Sub-Account

VY® Clarion Global Real Estate Sub-Account

* See Note 2 to the financial statements for the previous name of this sub-account

** Financial highlights for the period from January 1, 2019 through April 29, 2019 and each of the years in the two-year period ended December 31, 2018.

F-2

C.M. Multi-Account A

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

	Fidelity® VIP Contrafund® Sub-Account	Invesco Oppenheimer V.I. International Growth Sub-Account	Invesco V.I. Capital Appreciation Sub-Account	Invesco V.I. Conservative Balanced Sub-Account	Invesco V.I. Core Bond Sub-Account	Invesco V.I. Discovery Mid Cap Growth Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Global Strategic Income Sub-Account
ASSETS
Investments
Number of shares	2,284,646	7,138,604	719,254	656,549	567,837	352,483	114,350	6,426,870
Identified cost	$80,256,693	$16,746,234	$40,761,863	$9,333,517	$4,399,436	$28,517,799	$2,990,099	$32,243,540
Value	$124,170,504	$20,844,725	$58,878,099	$12,172,416	$4,429,126	$40,405,145	$3,409,930	$28,599,571
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	-	-	-	-	-	-	-	-
Total assets	124,170,504	20,844,725	58,878,099	12,172,416	4,429,126	40,405,145	3,409,930	28,599,571
LIABILITIES
Annuitant mortality fluctuation reserve	4,740	1,284	10,310	2,003	4,638	5,109	-	4,106
Payable to C.M. Life Insurance Company	129	40	2,501	1,862	934	1,476	8	835
Total liabilities	4,869	1,324	12,811	3,865	5,572	6,585	8	4,941
NET ASSETS	$124,165,635	$20,843,401	$58,865,288	$12,168,551	$4,423,554	$40,398,560	$3,409,922	$28,594,630
Net Assets:
Accumulation units - value	$123,986,807	$20,774,966	$58,438,840	$12,043,362	$4,240,987	$40,183,790	$3,409,922	$28,410,625
Contracts in payout (annuitization) period	178,828	68,435	426,448	125,189	182,567	214,770	-	184,005
Net assets	$124,165,635	$20,843,401	$58,865,288	$12,168,551	$4,423,554	$40,398,560	$3,409,922	$28,594,630
Outstanding units
Contract owners	1,951,405	663,871	1,539,070	609,649	274,654	1,392,332	212,263	1,298,824
UNIT VALUE
Panorama Premier	$79.80	$47.76	$43.13	$19.80	$16.11	$38.92	$16.60	$21.90
Panorama Passage®
Tier 1	59.64	30.67	43.04	19.42	-	38.29	16.28	21.36
Tier 2	57.89	29.77	41.77	18.84	-	37.16	15.80	20.73
Tier 3	63.05	32.42	45.50	20.50	-	40.48	17.19	22.58
Tier 4	60.06	30.89	43.35	19.52	-	38.56	16.38	21.51
MassMutual Artistry	54.29	22.98	31.84	20.11	-	21.67	15.14	21.90

See Notes to Financial Statements.

F-3

C.M. Multi-Account A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2021

	Invesco V.I. Global Sub-Account	Invesco V.I. Health Care Sub-Account	Invesco V.I. Main Street Sub-Account	Invesco V.I. Technology Sub-Account	Invesco V.I. U.S. Government Money Sub-Account	MML Aggressive Allocation Sub-Account	MML American Funds Core Allocation Sub-Account	MML American Funds Growth Sub-Account
ASSETS
Investments
Number of shares	1,670,145	289,627	1,519,233	179,860	4,661,529	2,710,304	1,077,870	359,365
Identified cost	$65,667,909	$8,348,799	$43,342,845	$5,200,537	$4,661,529	$27,554,164	$12,956,181	$5,787,094
Value	$95,565,701	$9,806,777	$54,434,120	$6,849,074	$4,661,529	$31,710,550	$14,249,444	$8,092,911
Dividends receivable	-	-	-	-	1	-	-	-
Receivable from C.M. Life Insurance Company	-	-	-	-	-	-	1	-
Total assets	95,565,701	9,806,777	54,434,120	6,849,074	4,661,530	31,710,550	14,249,445	8,092,911
LIABILITIES
Annuitant mortality fluctuation reserve	14,812	117	7,781	957	442	-	-	-
Payable to C.M. Life Insurance Company	2,954	32	656	62	51	1	-	1
Total liabilities	17,766	149	8,437	1,019	493	1	-	1
NET ASSETS	$95,547,935	$9,806,628	$54,425,683	$6,848,055	$4,661,037	$31,710,549	$14,249,445	$8,092,910
Net Assets:
Accumulation units - value	$94,953,990	$9,802,703	$54,068,284	$6,816,027	$4,645,597	$31,710,549	$14,249,445	$8,092,910
Contracts in payout (annuitization) period	593,945	3,925	357,399	32,028	15,440	-	-	-
Net assets	$95,547,935	$9,806,628	$54,425,683	$6,848,055	$4,661,037	$31,710,549	$14,249,445	$8,092,910
Outstanding units
Contract owners	1,949,699	253,713	1,577,583	510,849	429,155	1,186,496	495,563	110,885
UNIT VALUE
Panorama Premier	$58.93	$40.07	$34.59	$13.40	$11.69	$25.95	$-	$-
Panorama Passage®
Tier 1	57.97	39.30	35.10	13.14	10.02	25.63	-	-
Tier 2	56.26	38.14	34.07	12.75	9.73	25.06	-	-
Tier 3	61.28	41.49	37.11	13.87	10.60	26.54	-	-
Tier 4	58.38	39.52	35.35	13.21	10.09	25.59	-	-
MassMutual Artistry	41.02	36.24	32.36	13.23	10.32	26.76	28.75	72.99

See Notes to Financial Statements.

F-4

C.M. Multi-Account A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2021

	MML American Funds International Sub-Account	MML Balanced Allocation Sub-Account	MML Blend Sub-Account	MML Blue Chip Growth Sub-Account	MML Conservative Allocation Sub-Account	MML Equity Sub-Account	MML Equity Income Sub-Account	MML Equity Index Sub-Account
ASSETS
Investments
Number of shares	186,264	2,341,327	3,424,112	1,702,195	1,732,582	1,060,437	1,648,680	678,965
Identified cost	$1,876,307	$23,432,962	$73,656,046	$28,985,359	$17,390,751	$27,233,364	$17,817,131	$18,192,042
Value	$1,944,595	$25,473,635	$71,350,790	$36,801,446	$18,659,902	$34,030,713	$20,410,654	$23,940,311
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	1	-	-	-	1	-	-	-
Total assets	1,944,596	25,473,635	71,350,790	36,801,446	18,659,903	34,030,713	20,410,654	23,940,311
LIABILITIES
Annuitant mortality fluctuation reserve	-	-	12,789	715	-	6,713	234	2,604
Payable to C.M. Life Insurance Company	-	2	2,043	322	-	1,505	50	77
Total liabilities	-	2	14,832	1,037	-	8,218	284	2,681
NET ASSETS	$1,944,596	$25,473,633	$71,335,958	$36,800,409	$18,659,903	$34,022,495	$20,410,370	$23,937,630
Net Assets:
Accumulation units - value	$1,944,596	$25,255,429	$70,847,749	$36,767,168	$18,507,107	$33,753,809	$20,369,851	$23,850,817
Contracts in payout (annuitization) period	-	218,204	488,209	33,241	152,796	268,686	40,519	86,813
Net assets	$1,944,596	$25,473,633	$71,335,958	$36,800,409	$18,659,903	$34,022,495	$20,410,370	$23,937,630
Outstanding units
Contract owners	86,348	1,245,106	2,328,823	489,724	958,943	1,264,754	508,676	660,854
UNIT VALUE
Panorama Premier	$-	$20.02	$28.67	$73.45	$19.02	$23.92	$39.09	$35.81
Panorama Passage®
Tier 1	-	19.77	30.27	72.23	18.78	26.50	38.43	37.11
Tier 2	-	19.33	29.38	70.10	18.37	25.72	37.30	36.02
Tier 3	-	20.47	32.00	75.68	19.45	28.01	40.27	39.23
Tier 4	-	19.74	30.48	72.09	18.75	26.69	38.36	37.37
MassMutual Artistry	22.52	20.64	31.74	76.53	19.61	28.67	40.72	34.17

See Notes to Financial Statements.

F-5

C.M. Multi-Account A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2021

	MML Focused Equity Sub-Account	MML Foreign Sub-Account	MML Fundamental Equity Sub-Account	MML Fundamental Value Sub-Account	MML Global Sub-Account	MML Growth & Income Sub-Account	MML Growth Allocation Sub-Account	MML High Yield Sub-Account
ASSETS
Investments
Number of shares	112,364	801,731	97,196	106,023	940,867	1,482,113	6,287,873	327,592
Identified cost	$707,313	$7,833,758	$986,479	$1,333,425	$11,207,991	$18,847,008	$59,044,366	$3,203,053
Value	$894,414	$8,851,114	$1,167,319	$1,536,280	$14,367,033	$36,371,060	$63,570,399	$3,249,714
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	-	-	-	-	-	-	-	-
Total assets	894,414	8,851,114	1,167,319	1,536,280	14,367,033	36,371,060	63,570,399	3,249,714
LIABILITIES
Annuitant mortality fluctuation reserve	-	1,354	-	-	627	1,241	-	-
Payable to C.M. Life Insurance Company	6	466	15	11	96	918	14	5
Total liabilities	6	1,820	15	11	723	2,159	14	5
NET ASSETS	$894,408	$8,849,294	$1,167,304	$1,536,269	$14,366,310	$36,368,901	$63,570,385	$3,249,709
Net Assets:
Accumulation units - value	$894,408	$8,789,754	$1,167,304	$1,536,269	$14,343,043	$36,298,445	$63,570,385	$3,249,709
Contracts in payout (annuitization) period	-	59,540	-	-	23,267	70,456	-	-
Net assets	$894,408	$8,849,294	$1,167,304	$1,536,269	$14,366,310	$36,368,901	$63,570,385	$3,249,709
Outstanding units
Contract owners	26,949	531,385	32,284	63,413	661,950	783,098	2,607,763	168,938
UNIT VALUE
Panorama Premier	$32.74	$16.96	$35.52	$23.85	$23.01	$45.33	$23.69	$18.91
Panorama Passage®
Tier 1	32.46	17.05	35.22	23.64	22.25	44.58	23.39	18.72
Tier 2	31.96	16.55	34.68	23.28	21.59	43.26	22.88	18.37
Tier 3	33.25	18.03	36.08	24.22	23.52	46.71	24.22	19.27
Tier 4	32.42	17.18	35.18	23.62	22.40	44.49	23.36	18.69
MassMutual Artistry	33.44	16.09	36.29	24.36	16.57	47.23	24.43	19.40

See Notes to Financial Statements.

F-6

C.M. Multi-Account A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2021

	MML Income & Growth Sub-Account	MML Inflation- Protected and Income Sub-Account	MML International Equity Sub-Account	MML Large Cap Growth Sub-Account	MML Managed Bond Sub-Account	MML Managed Bond Sub-Account	MML Managed Volatility Sub-Account	MML Mid Cap Growth Sub-Account
					(Initial Class)	(Service Class)
ASSETS
Investments
Number of shares	2,089,592	960,574	13,189	1,318,257	1,851,102	198,369	647,099	5,633,374
Identified cost	$21,832,619	$10,076,941	$126,967	$14,602,439	$23,511,690	$2,512,102	$8,157,503	$87,194,355
Value	$25,931,832	$10,681,580	$144,555	$19,826,584	$24,101,487	$2,569,839	$9,853,717	$93,063,343
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	-	-	-	-	-	-	-	-
Total assets	25,931,832	10,681,580	144,555	19,826,584	24,101,487	2,569,839	9,853,717	93,063,343
LIABILITIES
Annuitant mortality fluctuation reserve	1,959	541	-	6,706	344	-	3,621	13,051
Payable to C.M. Life Insurance Company	60	252	5	1,630	12	1	792	2,695
Total liabilities	2,019	793	5	8,336	356	1	4,413	15,746
NET ASSETS	$25,929,813	$10,680,787	$144,550	$19,818,248	$24,101,131	$2,569,838	$9,849,304	$93,047,597
Net Assets:
Accumulation units - value	$25,864,507	$10,651,028	$144,550	$19,488,735	$24,068,507	$2,569,838	$9,652,026	$92,517,939
Contracts in payout (annuitization) period	65,306	29,759	-	329,513	32,624	-	197,278	529,658
Net assets	$25,929,813	$10,680,787	$144,550	$19,818,248	$24,101,131	$2,569,838	$9,849,304	$93,047,597
Outstanding units
Contract owners	888,985	628,399	11,630	635,022	1,091,572	181,555	530,888	1,029,932
UNIT VALUE
Panorama Premier	$33.71	$16.58	$-	$32.87	$-	$14.15	$18.10	$115.43
Panorama Passage®
Tier 1	25.91	16.30	-	33.10	21.43	-	17.75	85.40
Tier 2	25.15	15.82	-	32.13	20.80	-	17.23	82.89
Tier 3	27.40	17.08	-	35.00	22.65	-	18.74	90.29
Tier 4	26.10	16.27	-	33.34	21.58	-	17.85	86.01
MassMutual Artistry	24.70	17.27	12.43	27.15	21.79	-	18.82	69.29

See Notes to Financial Statements.

F-7

C.M. Multi-Account A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2021

	MML Mid Cap Value Sub-Account	MML Moderate Allocation Sub-Account	MML Short-Duration Bond Sub-Account	MML Small Cap Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Company Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Strategic Emerging Markets Sub-Account
ASSETS
Investments
Number of shares	3,823,550	5,891,677	239,435	1,834,727	1,041,631	61,290	963,887	113,147
Identified cost	$40,847,269	$62,847,315	$2,291,483	$17,016,748	$14,357,315	$893,201	$10,988,816	$1,263,055
Value	$48,100,260	$67,989,954	$2,315,340	$23,414,535	$15,894,321	$1,051,121	$14,188,424	$1,184,646
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	-	-	-	-	-	1	-	-
Total assets	48,100,260	67,989,954	2,315,340	23,414,535	15,894,321	1,051,122	14,188,424	1,184,646
LIABILITIES
Annuitant mortality fluctuation reserve	11,591	-	39	393	3,826	-	440	-
Payable to C.M. Life Insurance Company	2,558	13	16	116	902	-	115	-
Total liabilities	14,149	13	55	509	4,728	-	555	-
NET ASSETS	$48,086,111	$67,989,941	$2,315,285	$23,414,026	$15,889,593	$1,051,122	$14,187,869	$1,184,646
Net Assets:
Accumulation units - value	$47,623,246	$67,816,395	$2,313,754	$23,355,484	$15,734,987	$1,051,122	$14,170,019	$1,184,646
Contracts in payout (annuitization) period	462,865	173,546	1,531	58,542	154,606	-	17,850	-
Net assets	$48,086,111	$67,989,941	$2,315,285	$23,414,026	$15,889,593	$1,051,122	$14,187,869	$1,184,646
Outstanding units
Contract owners	807,953	3,093,518	210,606	445,746	305,158	25,371	280,417	68,851
UNIT VALUE
Panorama Premier	$55.03	$21.43	$10.85	$56.47	$64.77	$-	$49.10	$-
Panorama Passage®
Tier 1	58.22	21.16	10.74	50.78	57.13	-	48.29	-
Tier 2	56.50	20.69	10.54	49.29	55.45	-	46.86	-
Tier 3	61.55	21.91	11.05	53.69	60.40	-	50.59	-
Tier 4	58.63	21.13	10.72	51.14	57.53	-	48.20	-
MassMutual Artistry	62.51	22.09	11.13	49.31	41.05	41.43	51.16	17.21

See Notes to Financial Statements.

F-8

C.M. Multi-Account A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2021

	MML Total Return Bond Sub-Account	MML U.S. Government Money Market Sub-Account	PIMCO Commodity- RealReturn® Strategy Sub-Account	VY® Clarion Global Real Estate Sub-Account
ASSETS
Investments
Number of shares	292,368	20,076,926	210,697	187,321
Identified cost	$3,164,992	$20,076,936	$1,444,170	$2,131,237
Value	$3,017,235	$20,076,926	$1,651,863	$2,570,048
Dividends receivable	-	-	-	-
Receivable from C.M. Life Insurance Company	-	-	-	-
Total assets	3,017,235	20,076,926	1,651,863	2,570,048
LIABILITIES
Annuitant mortality fluctuation reserve	-	7,164	16	-
Payable to C.M. Life Insurance Company	3	356	18	25
Total liabilities	3	7,520	34	25
NET ASSETS	$3,017,232	$20,069,406	$1,651,829	$2,570,023
Net Assets:
Accumulation units - value	$3,009,606	$19,830,600	$1,649,284	$2,570,023
Contracts in payout (annuitization) period	7,626	238,806	2,545	-
Net assets	$3,017,232	$20,069,406	$1,651,829	$2,570,023
Outstanding units
Contract owners	260,106	2,266,614	230,012	123,852
UNIT VALUE
Panorama Premier	$11.44	$8.70	$7.02	$20.41
Panorama Passage®
Tier 1	11.34	8.60	6.92	20.13
Tier 2	11.17	8.41	6.75	19.63
Tier 3	11.62	8.90	7.20	20.93
Tier 4	11.33	8.58	6.91	20.10
MassMutual Artistry	11.69	8.98	7.26	21.13

See Notes to Financial Statements.

F-9

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

For The Year Ended December 31, 2021

	Fidelity® VIP Contrafund® Sub-Account	Invesco Oppenheimer V.I. International Growth Sub-Account	Invesco V.I. Capital Appreciation Sub-Account	Invesco V.I. Conservative Balanced Sub-Account	Invesco V.I. Core Bond Sub-Account	Invesco V.I. Discovery Mid Cap Growth Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Global Strategic Income Sub-Account
Investment income
Dividends	$74,981	$-	$-	$182,913	$98,166	$-	$71,039	$1,392,627
Expenses
Mortality and expense risk fees and administrative charges	1,486,986	274,253	726,864	161,677	63,629	514,448	42,166	379,548
Net investment income (loss)	(1,412,005)	(274,253)	(726,864)	21,236	34,537	(514,448)	28,873	1,013,079
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	9,698,656	1,471,883	3,652,853	380,799	59,979	3,952,036	104,650	(668,280)
Realized gain distribution	14,556,450	1,936,194	3,037,580	625,377	174,689	4,339,740	12,858	-
Realized gain (loss)	24,255,106	3,408,077	6,690,433	1,006,176	234,668	8,291,776	117,508	(668,280)
Change in net unrealized appreciation/depreciation of investments	4,601,071	(1,305,834)	4,944,561	36,778	(416,465)	(1,202,250)	398,899	(1,803,056)
Net gain (loss) on investments	28,856,177	2,102,243	11,634,994	1,042,954	(181,797)	7,089,526	516,407	(2,471,336)
Net increase (decrease) in net assets resulting from operations	27,444,172	1,827,990	10,908,130	1,064,190	(147,260)	6,575,078	545,280	(1,458,257)
Capital transactions:
Transfers of net premiums	1,349,603	277,219	606,187	112,699	-	222,066	321,301	365,399
Transfers due to death benefits	(2,587,482)	(322,407)	(958,523)	(121,872)	(73,176)	(748,180)	(118,592)	(535,330)
Transfers due to annuity benefit payments	(31,267)	(6,760)	(37,152)	(21,243)	(17,723)	(22,465)	-	(20,222)
Transfers due to withdrawal of funds	(10,609,302)	(2,122,454)	(4,811,316)	(761,391)	(417,364)	(3,829,328)	(405,194)	(2,663,574)
Transfers due to loans, net of repayments	18,718	12,704	15,148	2,679	-	10,112	1,072	46,558
Transfers due to rider and contingent deferred sales charges	(10,691)	(709)	(3,331)	(691)	(517)	(1,892)	(376)	(2,218)
Transfers due to net charge (credit) to annuitant mortality fluctuation	3,970	(1,568)	7,130	8,825	4,181	2,041	-	2,013
Transfers between Sub-Accounts and to/from Fixed Account	(2,452,264)	(512,954)	(1,608,616)	102,177	(26,499)	(1,096,550)	(217,979)	803,576
Net increase (decrease) in net assets resulting from capital transactions	(14,318,716)	(2,676,929)	(6,790,474)	(678,817)	(531,098)	(5,464,196)	(419,768)	(2,003,798)
Total increase (decrease)	13,125,456	(848,939)	4,117,656	385,373	(678,358)	1,110,882	125,512	(3,462,055)
NET ASSETS, at beginning of the year	111,040,179	21,692,340	54,747,632	11,783,178	5,101,912	39,287,678	3,284,410	32,056,685
NET ASSETS, at end of the year	$124,165,635	$20,843,401	$58,865,288	$12,168,551	$4,423,554	$40,398,560	$3,409,922	$28,594,630

See Notes to Financial Statements.

F-10

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2021

	Invesco V.I. Global Sub-Account	Invesco V.I. Health Care Sub-Account	Invesco V.I. Main Street Sub-Account	Invesco V.I. Technology Sub-Account	Invesco V.I. U.S. Government Money Sub-Account	MML Aggressive Allocation Sub-Account	MML American Funds Core Allocation Sub-Account	MML American Funds Growth Sub-Account
Investment income
Dividends	$-	$19,661	$361,796	$-	$354	$387,513	$184,569	$-
Expenses
Mortality and expense risk fees and administrative charges	1,211,955	119,593	680,021	90,659	64,140	370,509	165,496	96,128
Net investment income (loss)	(1,211,955)	(99,932)	(318,225)	(90,659)	(63,786)	17,004	19,073	(96,128)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	8,323,051	(3,826)	1,528,929	909,708	-	75,790	117,651	976,926
Realized gain distribution	4,863,940	1,022,676	2,949,362	643,554	-	1,260,210	336,630	456,130
Realized gain (loss)	13,186,991	1,018,850	4,478,291	1,553,262	-	1,336,000	454,281	1,433,056
Change in net unrealized appreciation/depreciation of investments	660,438	46,767	7,800,438	(567,740)	-	3,020,360	1,036,489	187,511
Net gain (loss) on investments	13,847,429	1,065,617	12,278,729	985,522	-	4,356,360	1,490,770	1,620,567
Net increase (decrease) in net assets resulting from operations	12,635,474	965,685	11,960,504	894,863	(63,786)	4,373,364	1,509,843	1,524,439
Capital transactions:
Transfers of net premiums	1,066,156	530,692	378,090	182,283	183,532	1,102,372	628,983	328,672
Transfers due to death benefits	(1,614,577)	(69,683)	(1,145,292)	(37,969)	(56,434)	(52,097)	(35,323)	(23,047)
Transfers due to annuity benefit payments	(67,774)	(833)	(41,355)	(5,968)	(2,895)	-	-	-
Transfers due to withdrawal of funds	(7,974,708)	(742,137)	(4,482,455)	(512,641)	(425,800)	(1,209,208)	(1,093,327)	(1,580,604)
Transfers due to loans, net of repayments	41,459	3,219	26,657	4,540	6,038	42,504	9,623	(4,410)
Transfers due to rider and contingent deferred sales charges	(4,985)	(615)	(2,634)	(410)	(633)	(155)	-	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	11,324	(2)	(3,302)	(98)	97	-	-	-
Transfers between Sub-Accounts and to/from Fixed Account	(2,182,243)	(325,536)	(511,659)	(644,174)	(282,428)	(1,563,823)	498,176	351,239
Net increase (decrease) in net assets resulting from capital transactions	(10,725,348)	(604,895)	(5,781,950)	(1,014,438)	(578,523)	(1,680,408)	8,132	(928,150)
Total increase (decrease)	1,910,126	360,790	6,178,554	(119,575)	(642,309)	2,692,956	1,517,974	596,289
NET ASSETS, at beginning of the year	93,637,809	9,445,838	48,247,129	6,967,630	5,303,346	29,017,593	12,731,471	7,496,621
NET ASSETS, at end of the year	$95,547,935	$9,806,628	$54,425,683	$6,848,055	$4,661,037	$31,710,549	$14,249,445	$8,092,910

See Notes to Financial Statements.

F-11

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2021

	MML American Funds International Sub-Account	MML Balanced Allocation Sub-Account	MML Blend Sub-Account	MML Blue Chip Growth Sub-Account	MML Conservative Allocation Sub-Account	MML Equity Sub-Account	MML Equity Income Sub-Account	MML Equity Index Sub-Account
Investment Income
Dividends	$2,633	$326,062	$1,485,270	$-	$242,111	$552,078	$448,382	$284,136
Expenses
Mortality and expense risk fees and administrative charges	25,087	317,969	878,070	462,628	238,804	413,570	250,334	290,538
Net investment income (loss)	(22,454)	8,093	607,200	(462,628)	3,307	138,508	198,048	(6,402)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	43,677	(227,985)	1,513,100	1,563,908	376,066	1,837,082	(272,505)	1,337,205
Realized gain distribution	30,369	757,695	17,810,314	3,633,376	596,951	-	394,667	965,747
Realized gain (loss)	74,046	529,710	19,323,414	5,197,284	973,017	1,837,082	122,163	2,302,952
Change in net unrealized appreciation/depreciation of investments	(113,034)	1,566,439	(11,053,863)	350,188	409,728	6,165,712	3,940,600	3,030,430
Net gain (loss) on investments	(38,988)	2,096,149	8,269,551	5,547,472	1,382,745	8,002,794	4,062,763	5,333,382
Net increase (decrease) in net assets resulting from operations	(61,442)	2,104,242	8,876,751	5,084,844	1,386,052	8,141,302	4,260,811	5,326,980
Capital transactions:
Transfers of net premiums	80,683	769,719	1,195,571	698,398	494,510	385,579	254,672	374,863
Transfers due to death benefits	(10,831)	(88,604)	(1,507,463)	(662,935)	(43,333)	(802,962)	(145,342)	(604,696)
Transfers due to annuity benefit payments	-	(20,610)	(54,906)	(3,976)	(15,958)	(22,970)	(4,717)	(9,111)
Transfers due to withdrawal of funds	(216,804)	(3,083,240)	(4,614,776)	(2,976,646)	(2,048,066)	(2,669,403)	(1,915,322)	(1,652,615)
Transfers due to loans, net of repayments	7,421	107,118	8,199	4,217	923	14,378	1,990	3,292
Transfers due to rider and contingent deferred sales charges	-	(584)	(2,345)	(2,263)	(79)	(1,068)	(1,073)	(324)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	(8,963)	(31,422)	1,052	2,415	3,053	(2,047)	1,448
Transfers between Sub-Accounts and to/from Fixed Account	(32,094)	1,021,449	211,670	(886,594)	283,516	(597,873)	(694,756)	(577,849)
Net increase (decrease) in net assets resulting from capital transactions	(171,625)	(1,303,715)	(4,795,473)	(3,828,747)	(1,326,072)	(3,691,266)	(2,506,596)	(2,464,992)
Total increase (decrease)	(233,067)	800,527	4,081,278	1,256,097	59,980	4,450,036	1,754,215	2,861,988
NET ASSETS, at beginning of the year	2,177,663	24,673,106	67,254,680	35,544,312	18,599,923	29,572,459	18,656,155	21,075,642
NET ASSETS, at end of the year	$1,944,596	$25,473,633	$71,335,958	$36,800,409	$18,659,903	$34,022,495	$20,410,370	$23,937,630

See Notes to Financial Statements.

F-12

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2021

	MML Focused Equity Sub-Account	MML Foreign Sub-Account	MML Fundamental Equity Sub-Account	MML Fundamental Value Sub-Account	MML Global Sub-Account	MML Growth & Income Sub-Account	MML Growth Allocation Sub-Account	MML High Yield Sub-Account
Investment Income
Dividends	$7,389	$228,895	$3,432	$21,915	$129,253	$296,361	$986,492	$262,840
Expenses
Mortality and expense risk fees and administrative charges	10,091	111,465	12,812	16,029	186,875	441,008	749,526	38,462
Net investment income (loss)	(2,702)	117,430	(9,380)	5,886	(57,622)	(144,647)	236,966	224,378
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(3,210)	225,859	6,327	(22,881)	502,013	3,366,706	(966,045)	9,485
Realized gain distribution	46,888	-	90,165	-	1,220,584	1,940,901	2,680,924	-
Realized gain (loss)	43,679	225,859	96,492	(22,881)	1,722,597	5,307,607	1,714,880	9,485
Change in net unrealized appreciation/depreciation of investments	107,695	639,687	152,411	322,626	424,735	2,815,943	5,583,885	(38,812)
Net gain (loss) on investments	151,374	865,546	248,903	299,746	2,147,332	8,123,550	7,298,765	(29,327)
Net increase (decrease) in net assets resulting from operations	148,672	982,976	239,523	305,632	2,089,710	7,978,903	7,535,731	195,051
Capital transactions:
Transfers of net premiums	16,353	114,643	61,399	42,813	120,385	297,535	2,358,565	125,404
Transfers due to death benefits	-	(35,982)	-	-	(106,708)	(385,984)	(221,884)	(550)
Transfers due to annuity benefit payments	-	(6,169)	-	-	(2,192)	(8,626)	-	-
Transfers due to withdrawal of funds	(96,851)	(799,161)	(5,208)	(101,140)	(876,814)	(3,745,096)	(4,274,245)	(249,312)
Transfers due to loans, net of repayments	598	11,620	345	-	3,176	21,099	46,395	2,283
Transfers due to rider and contingent deferred sales charges	-	(779)	(22)	-	(721)	(2,203)	(143)	(205)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	1,646	-	-	(1,668)	2,945	-	-
Transfers between Sub-Accounts and to/from Fixed Account	100,527	(122,790)	(51,164)	197,088	(355,459)	(534,980)	(434,811)	298,878
Net increase (decrease) in net assets resulting from capital transactions	20,627	(836,973)	5,350	138,761	(1,220,002)	(4,355,310)	(2,526,124)	176,498
Total increase (decrease)	169,298	146,003	244,872	444,392	869,708	3,623,593	5,009,607	371,549
NET ASSETS, at beginning of the year	725,110	8,703,291	922,432	1,091,877	13,496,602	32,745,308	58,560,778	2,878,160
NET ASSETS, at end of the year	$894,408	$8,849,294	$1,167,304	$1,536,269	$14,366,310	$36,368,901	$63,570,385	$3,249,709

See Notes to Financial Statements.

F-13

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2021

	MML Income & Growth Sub-Account	MML Inflation- Protected and Income Sub-Account	MML International Equity Sub-Account	MML Large Cap Growth Sub-Account	MML Managed Bond Sub-Account	MML Managed Bond Sub-Account	MML Managed Volatility Sub-Account	MML Mid Cap Growth Sub-Account
					(Initial Class)	(Service Class)
Investment income
Dividends	$447,073	$113,517	$717	$10,706	$787,468	$76,099	$96,042	$-
Expenses
Mortality and expense risk fees and administration charges	323,373	131,801	1,858	253,812	301,652	34,965	122,858	1,221,671
Net investment income (loss)	123,700	(18,284)	(1,141)	(243,106)	485,816	41,134	(26,816)	(1,221,671)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	632,880	(12,963)	(628)	721,407	42,123	26,520	239,251	2,023,124
Realized gain distribution	-	790,840	-	1,887,267	459,339	48,079	-	19,040,783
Realized gain (loss)	632,880	777,877	(628)	2,608,674	501,462	74,599	239,251	21,063,907
Change in net unrealized appreciation/depreciation of investments	4,662,616	(225,882)	17,533	728,028	(1,087,456)	(138,348)	743,201	(9,224,506)
Net gain (loss) on investments	5,295,496	551,995	16,905	3,336,702	(585,995)	(63,749)	982,452	11,839,401
Net increase (decrease) in net assets resulting from operations	5,419,196	533,711	15,764	3,093,596	(100,179)	(22,615)	955,636	10,617,730
Capital transactions:
Transfers of net premiums	161,727	235,704	2,544	121,944	491,115	14,830	91,686	1,027,163
Transfers due to death benefits	(270,398)	(85,609)	-	(488,928)	(247,710)	(23,516)	(105,594)	(2,324,829)
Transfers due to annuity benefit payments	(5,768)	(3,331)	-	(30,868)	(3,127)	-	(18,087)	(58,716)
Transfers due to withdrawal of funds	(1,731,205)	(1,229,731)	(26,975)	(1,593,118)	(2,253,922)	(133,423)	(967,156)	(8,551,535)
Transfers due to loans, net of repayments	22,325	8,012	34	3,532	47,064	-	12,260	6,249
Transfers due to rider and contingent deferred sales charges	(1,438)	(442)	-	(1,598)	(2,896)	(76)	(1,402)	(4,099)
Transfers due to net charge (credit) to annuitant mortality fluctuation	(202)	1,016	-	6,958	(1,613)	-	4,585	8,384
Transfers between Sub-Accounts and to/from Fixed Account	(151,594)	726,315	(32,347)	(249,848)	812,142	66,730	171,069	(2,655,448)
Net increase (decrease) in net assets resulting from capital transactions	(1,976,554)	(348,066)	(56,744)	(2,231,926)	(1,158,948)	(75,455)	(812,639)	(12,552,831)
Total increase (decrease)	3,442,642	185,645	(40,980)	861,670	(1,259,126)	(98,070)	142,997	(1,935,101)
NET ASSETS, at beginning of the year	22,487,171	10,495,142	185,530	18,956,578	25,360,257	2,667,908	9,706,307	94,982,698
NET ASSETS, at end of the year	$25,929,813	$10,680,787	$144,550	$19,818,248	$24,101,131	$2,569,838	$9,849,304	$93,047,597

See Notes to Financial Statements.

F-14

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2021

	MML Mid Cap Value Sub-Account	MML Moderate Allocation Sub-Account	MML Short-Duration Bond Sub-Account	MML Small Cap Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Company Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Strategic Emerging Markets Sub-Account
Investment income
Dividends	$677,098	$909,219	$70,062	$102,299	$-	$1,880	$142,174	$-
Expenses
Mortality and expense risk fees and administration charges	592,159	818,494	30,611	295,125	213,852	11,956	171,478	15,343
Net investment income (loss)	84,939	90,725	39,451	(192,826)	(213,852)	(10,076)	(29,304)	(15,343)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(274,306)	(343,405)	5,471	604,553	466,225	(437)	424,910	49,288
Realized gain distribution	1,085,538	2,429,585	-	1,385,897	2,554,258	63,403	-	256,648
Realized gain (loss)	811,232	2,086,180	5,471	1,990,450	3,020,483	62,967	424,910	305,936
Change in net unrealized appreciation/depreciation of investments	8,349,005	4,633,097	(32,525)	2,635,759	(1,804,106)	157,406	3,595,154	(410,791)
Net gain (loss) on investments	9,160,237	6,719,277	(27,055)	4,626,209	1,216,377	220,373	4,020,064	(104,855)
Net increase (decrease) in net assets resulting from operations	9,245,176	6,810,002	12,397	4,433,383	1,002,525	210,297	3,990,760	(120,198)
Capital transactions:
Transfers of net premiums	531,421	2,256,655	17,484	264,866	126,985	43,353	266,375	32,106
Transfers due to death benefits	(887,666)	(58,374)	(74,133)	(132,044)	(243,223)	-	(473,371)	-
Transfers due to annuity benefit payments	(40,279)	(16,184)	(222)	(7,221)	(14,689)	-	(1,783)	-
Transfers due to withdrawal of funds	(4,105,943)	(5,723,178)	(263,928)	(2,029,250)	(1,510,133)	(94,527)	(1,294,199)	(90,050)
Transfers due to loans, net of repayments	25,365	63,606	2,319	16,953	16,564	(1,697)	28,420	1,876
Transfers due to rider and contingent deferred sales charges	(4,090)	(723)	(47)	(2,149)	(802)	-	(482)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	6,999	1,212	33	(2,825)	(712)	-	266	-
Transfers between Sub-Accounts and to /from Fixes Account	(682,676)	(1,507,993)	23,304	(771,432)	(593,397)	(28,949)	(565,658)	33,130
Net increase (decrease) in net assets resulting from capital transactions	(5,156,869)	(4,984,979)	(295,191)	(2,663,102)	(2,219,408)	(81,821)	(2,040,433)	(22,938)
Total increase (decrease)	4,088,307	1,825,023	(282,794)	1,770,281	(1,216,883)	128,476	1,950,327	(143,136)
NET ASSETS, at beginning of the year	43,997,804	66,164,918	2,598,079	21,643,745	17,106,476	922,646	12,237,542	1,327,782
NET ASSETS, at end of the year	$48,086,111	$67,989,941	$2,315,285	$23,414,026	$15,889,593	$1,051,122	$14,187,869	$1,184,646

See Notes to Financial Statements.

F-15

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2021

	MML Total Return Bond Sub-Account	MML U.S. Government Money Market Sub-Account	PIMCO Commodity- RealReturn® Strategy Sub-Account	VY® Clarion Global Real Estate Sub-Account
Investment income
Dividends	$52,564	$-	$60,535	$57,424
Expenses
Mortality and expense risk fees and administration charges	40,093	265,683	17,746	28,252
Net investment income (loss)	12,471	(265,683)	42,789	29,172
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	26,025	4,434	(9,656)	(1,860)
Realized gain distribution	139,195	-	-	-
Realized gain (loss)	165,220	4,434	(9,656)	(1,860)
Change in net unrealized appreciation/depreciation of investments	(268,459)	(4,456)	341,551	590,494
Net gain (loss) on investments	(103,239)	(22)	331,895	588,634
Net increase (decrease) in net assets resulting from operations	(90,768)	(265,705)	374,684	617,806
Capital transactions:
Transfers of net premiums	62,617	306,799	31,018	38,398
Transfers due to death benefits	(62,423)	(140,999)	(7,576)	-
Transfers due to annuity benefit payments	(1,109)	(21,052)	(231)	-
Transfers due to withdrawal of funds	(334,873)	(5,168,827)	(194,820)	(221,578)
Transfers due to loans, net of repayments	1,693	26,826	1,895	1,784
Transfers due to rider and contingent deferred sales charges	(3)	(3,259)	(23)	(193)
Transfers due to net charge (credit) to annuitant mortality fluctuation	165	(3,768)	44	-
Transfers between Sub-Accounts and to/from Fixed Account	156,567	2,987,414	260,327	195,546
Net increase (decrease) in net assets resulting from capital transactions	(177,366)	(2,016,866)	90,634	13,957
Total increase (decrease)	(268,134)	(2,282,571)	465,318	631,763
NET ASSETS, at beginning of the year	3,285,366	22,351,977	1,186,511	1,938,260
NET ASSETS, at end of the year	$3,017,232	$20,069,406	$1,651,829	$2,570,023

See Notes to Financial Statements.

F-16

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

For The Year Ended December 31, 2020

Fidelity® VIP Contrafund® Sub-Account		Invesco Oppenheimer V.I. Capital Appreciation Sub-Account	Invesco Oppenheimer V.I. Conservative Balanced Sub-Account	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Sub-Account	Invesco Oppenheimer V.I. Global Sub-Account	Invesco Oppenheimer V.I. Global Strategic Income Sub-Account	Invesco Oppenheimer V.I. Government Money Sub-Account	Invesco Oppenheimer V.I. International Growth Sub-Account
Investment income
Dividends	$248,757	$-	$234,589	$12,670	$556,021	$1,825,748	$14,328	$178,714
Expenses
Mortality and expense risk fees and administrative charges	1,271,233	596,115	152,739	415,780	1,007,968	405,190	74,955	239,892
Net investment income (loss)	(1,022,476)	(596,115)	81,850	(403,110)	(451,947)	1,420,558	(60,627)	(61,178)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	7,264,071	2,694,109	617,709	2,153,642	5,485,224	(998,360)	-	927,305
Realized gain distribution	521,314	7,141,093	260,669	2,641,226	2,897,028	-	-	263,958
Realized gain (loss)	7,785,385	9,835,202	878,378	4,794,868	8,382,252	(998,360)	-	1,191,263
Change in net unrealized appreciation/depreciation of investments	19,233,504	5,402,656	483,127	7,000,858	11,693,057	(62,401)	-	2,475,694
Net gain (loss) on investments	27,018,889	15,237,858	1,361,505	11,795,726	20,075,309	(1,060,761)	-	3,666,957
Net increase (decrease) in net assets resulting from operations	25,996,413	14,641,743	1,443,355	11,392,616	19,623,362	359,797	(60,627)	3,605,779
Capital transactions:
Transfers of net premiums	1,434,510	467,956	50,450	535,821	924,632	632,684	376,769	353,040
Transfers due to death benefits	(2,508,055)	(485,541)	(557,924)	(275,740)	(1,621,126)	(659,560)	(91,947)	(185,222)
Transfers due to annuity benefit payments	(21,248)	(28,281)	(19,547)	(20,593)	(45,011)	(18,856)	(5,695)	(2,920)
Transfers due to withdrawal of funds	(8,007,473)	(3,530,260)	(1,107,828)	(2,717,243)	(6,224,072)	(3,906,089)	(1,526,049)	(1,404,924)
Transfers due to loans, net of repayments	59,668	18,830	(3,339)	34,489	68,812	20,468	3,652	18,301
Transfers due to rider and contingent deferred sales charges	(8,314)	(2,804)	(572)	(1,456)	(4,023)	(2,274)	(484)	(626)
Transfers due to net charge (credit) to annuitant mortality fluctuation	(8,725)	(252)	5,326	(2,656)	(7,506)	2,477	82	(1,584)
Transfers between Sub-Accounts and to/from Fixed Account	(2,955,183)	(1,687,111)	107,182	(959,802)	(3,285,889)	(880,999)	54,224	(734,620)
Net increase (decrease) in net assets resulting from capital transactions	(12,014,820)	(5,247,464)	(1,526,252)	(3,407,180)	(10,194,183)	(4,812,149)	(1,189,448)	(1,958,555)
Total increase (decrease)	13,981,593	9,394,279	(82,897)	7,985,436	9,429,179	(4,452,352)	(1,250,075)	1,647,224
NET ASSETS, at beginning of the year	97,058,586	45,353,353	11,866,075	31,302,242	84,208,630	36,509,037	6,553,421	20,045,116
NET ASSETS, at end of the year	$111,040,179	$54,747,632	$11,783,178	$39,287,678	$93,637,809	$32,056,685	$5,303,346	$21,692,340

See Notes to Financial Statements.

F-17

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2020

	Invesco Oppenheimer V.I. Main Street Sub-Account	Invesco Oppenheimer V.I. Total Return Bond Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Health Care Sub-Account	Invesco V.I. Technology Sub-Account	MML Aggressive Allocation Sub-Account	MML American Funds Core Allocation Sub-Account	MML American Funds Growth Sub-Account
Investment income
Dividends	$677,983	$158,291	$94,361	$28,039	$-	$406,009	$211,215	$42,060
Expenses
Mortality and expense risk fees and administrative charges	595,472	69,476	38,971	111,602	73,302	298,446	142,827	68,932
Net investment income (loss)	82,511	88,815	55,390	(83,563)	(73,302)	107,563	68,388	(26,872)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	1,311,006	131,562	(7,999)	68,815	633,668	(773,091)	(190,663)	80,567
Realized gain distribution	4,464,913	-	78,473	213,445	531,416	1,723,329	659,276	610,218
Realized gain (loss)	5,775,919	131,562	70,474	282,260	1,165,084	950,238	468,613	690,785
Change in net unrealized appreciation/depreciation of investments	(453,936)	193,723	(221,841)	936,393	1,101,038	1,933,141	624,670	1,845,784
Net gain (loss) on investments	5,321,983	325,285	(151,367)	1,218,653	2,266,122	2,883,379	1,093,283	2,536,569
Net increase (decrease) in net assets resulting from operations	5,404,494	414,100	(95,977)	1,135,090	2,192,820	2,990,942	1,161,671	2,509,697
Capital transactions:
Transfers of net premiums	363,807	-	75,664	129,539	81,143	1,049,554	672,903	294,459
Transfers due to death benefits	(1,642,692)	(138,687)	(18,209)	(185,800)	(58,730)	(68,889)	(140)	(5,488)
Transfers due to annuity benefit payments	(30,047)	(18,538)	-	(1,483)	(4,792)	-	-	-
Transfers due to withdrawal of funds	(3,465,895)	(368,822)	(424,814)	(808,236)	(777,516)	(1,671,597)	(1,610,569)	(713,982)
Transfers due to loans, net of repayments	34,500	-	9,761	5,294	12,539	69,462	6,610	9,062
Transfers due to rider and contingent deferred sales charges	(2,242)	(553)	(331)	(531)	(330)	(90)	-	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	(7,814)	555	-	9	(300)	-	-	-
Transfers between Sub-Accounts and to/from Fixed Account	(1,696,858)	(72,491)	(3,047)	(123,734)	239,821	(137,059)	287,489	145,742
Net increase (decrease) in net assets resulting from capital transactions	(6,447,241)	(598,536)	(360,976)	(984,942)	(508,165)	(758,619)	(643,707)	(270,207)
Total increase (decrease)	(1,042,747)	(184,436)	(456,953)	150,148	1,684,655	2,232,323	517,964	2,239,490
NET ASSETS, at beginning of the year	49,289,876	5,286,348	3,741,363	9,295,690	5,282,975	26,785,270	12,213,507	5,257,131
NET ASSETS, at end of the year	$48,247,129	$5,101,912	$3,284,410	$9,445,838	$6,967,630	$29,017,593	$12,731,471	$7,496,621

See Notes to Financial Statements.

F-18

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2020

MML American Funds International Sub-Account		MML Balanced Allocation Sub-Account	MML Blend Sub-Account	MML Blue Chip Growth Sub-Account	MML Conservative Allocation Sub-Account	MML Equity Sub-Account	MML Equity Income Sub-Account	MML Equity Index Sub-Account
Investment income
Dividends	$20,447	$624,593	$-	$-	$475,533	$639,146	$400,155	$321,166
Expenses
Mortality and expense risk fees and administrative charges	24,511	287,731	796,184	399,987	214,571	347,341	208,211	242,544
Net investment income (loss)	(4,064)	336,862	(796,184)	(399,987)	260,962	291,805	191,944	78,622
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(77,098)	(604,115)	1,732,998	604,191	(283,519)	801,553	(396,074)	890,017
Realized gain distribution	113,300	822,768	2,771,998	2,701,073	506,593	3,103,614	1,145,068	4,651,239
Realized gain (loss)	36,202	218,653	4,504,996	3,305,264	223,074	3,905,167	748,994	5,541,256
Change in net unrealized appreciation/depreciation of investments	194,054	1,603,946	3,186,006	6,267,851	993,295	(3,988,651)	(1,154,834)	(2,573,385)
Net gain (loss) on investments	230,256	1,822,599	7,691,002	9,573,115	1,216,369	(83,484)	(405,840)	2,967,871
Net increase (decrease) in net assets resulting from operations	226,192	2,159,461	6,894,818	9,173,128	1,477,331	208,321	(213,896)	3,046,493
Capital transactions:
Transfers of net premiums	113,155	689,593	878,584	728,391	603,875	380,040	296,545	271,131
Transfers due to death benefits	-	(17,584)	(1,655,556)	(273,215)	(452,078)	(357,060)	(264,460)	(112,148)
Transfers due to annuity benefit payments	-	(10,853)	(20,719)	(2,706)	(12,852)	(15,514)	(512)	(6,640)
Transfers due to withdrawal of funds	(480,182)	(2,603,659)	(5,255,601)	(2,650,161)	(2,332,721)	(3,077,337)	(1,426,585)	(1,093,145)
Transfers due to loans, net of repayments	4,743	36,074	20,580	25,681	6,182	35,098	22,158	4,395
Transfers due to rider and contingent deferred sales charges	-	(522)	(2,297)	(1,877)	(165)	(1,047)	(823)	(330)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	439	2,204	(3,676)	2,721	(1,961)	(513)	(4,214)
Transfers between Sub-Accounts and to/from Fixed Account	(102,539)	(113,137)	204,804	(1,027,753)	614,801	(498,074)	86,093	(627,482)
Net increase (decrease) in net assets resulting from capital transactions	(464,823)	(2,019,649)	(5,828,002)	(3,205,316)	(1,570,237)	(3,535,855)	(1,288,097)	(1,568,433)
Total increase (decrease)	(238,631)	139,812	1,066,816	5,967,812	(92,906)	(3,327,534)	(1,501,993)	1,478,060
NET ASSETS, at beginning of the year	2,416,294	24,533,294	66,187,864	29,576,500	18,692,829	32,899,993	20,158,148	19,597,582
NET ASSETS, at end of the year	$2,177,663	$24,673,106	$67,254,680	$35,544,312	$18,599,923	$29,572,459	$18,656,155	$21,075,642

See Notes to Financial Statements.

F-19

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2020

MML Focused Equity Sub-Account		MML Foreign Sub-Account	MML Fundamental Equity Sub-Account	MML Fundamental Value Sub-Account	MML Global Sub-Account	MML Growth & Income Sub-Account	MML Growth Allocation Sub-Account	MML High Yield Sub-Account

Investment income
Dividends	$4,649	$233,735	$-	$10,777	$125,436	$270,936	$1,076,323	$699
Expenses
Mortality and expense risk fees and administrative charges	9,294	97,081	8,684	12,132	157,112	370,482	616,744	36,107
Net investment income (loss)	(4,645)	136,654	(8,684)	(1,355)	(31,676)	(99,546)	459,579	(35,408)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(71,812)	74,605	(16,506)	(65,245)	276,226	2,012,817	(1,178,150)	(25,975)
Realized gain distribution	33,983	275,111	88,799	126,101	453,504	2,151,268	3,211,782	-
Realized gain (loss)	(37,829)	349,716	72,293	60,856	729,730	4,164,085	2,033,632	(25,975)
Change in net unrealized appreciation/depreciation of investments	126,390	(156,286)	67,312	(49,722)	721,501	(430,659)	3,500,831	161,546
Net gain (loss) on investments	88,561	193,430	139,605	11,134	1,451,231	3,733,426	5,534,463	135,571
Net increase (decrease) in net assets resulting from operations	83,916	330,084	130,921	9,779	1,419,555	3,633,880	5,994,042	100,163
Capital transactions:
Transfers of net premiums	20,588	116,369	46,198	50,090	95,157	519,833	2,063,445	105,709
Transfers due to death benefits	-	(24,294)	-	-	(104,631)	(540,408)	(409,455)	(25,518)
Transfers due to annuity benefit payments	-	(5,044)	-	-	(7,547)	(7,263)	-	-
Transfers due to withdrawal of funds	(72,930)	(958,769)	(10,107)	(70,157)	(924,034)	(2,170,206)	(3,222,997)	(305,102)
Transfers due to loans, net of repayments	3,041	15,464	542	797	9,505	33,175	112,764	(1,681)
Transfers due to rider and contingent deferred sales charges	-	(631)	(17)	-	(609)	(1,863)	(115)	(184)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	1,185	-	-	(457)	1,604	-	-
Transfers between Sub-Accounts and to/from Fixed Account	(66,620)	58,530	97,388	(22,680)	(188,415)	(1,252,406)	(582,003)	(74,744)
Net increase (decrease) in net assets resulting from capital transactions	(115,921)	(797,190)	134,004	(41,950)	(1,121,031)	(3,417,534)	(2,038,361)	(301,520)
Total increase (decrease)	(32,005)	(467,106)	264,925	(32,171)	298,524	216,346	3,955,681	(201,357)
NET ASSETS, at beginning of the year	757,115	9,170,397	657,507	1,124,048	13,198,078	32,528,962	54,605,097	3,079,517
NET ASSETS, at end of the year	$725,110	$8,703,291	$922,432	$1,091,877	$13,496,602	$32,745,308	$58,560,778	$2,878,160

See Notes to Financial Statements.

F-20

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2020

	MML Income & Growth Sub-Account	MML Inflation- Protected and Income Sub-Account	MML International Equity Sub-Account	MML Large Cap Growth Sub-Account	MML Managed Bond Sub-Account	MML Managed Bond Sub-Account	MML Managed Volatility Sub-Account	MML Mid Cap Growth Sub-Account
					(Initial Class)	(Service Class)
Investment income
Dividends	$408,899	$11,579	$3,716	$56,153	$23,928	$2,648	$129,475	$64,903
Expenses
Mortality and expense risk fees and administrative charges	258,452	130,154	1,547	218,101	306,786	34,300	118,105	1,067,569
Net investment income (loss)	150,447	(118,575)	2,169	(161,948)	(282,858)	(31,652)	11,370	(1,002,666)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	50,437	(168,936)	(14,746)	(281,377)	17,561	8,968	195,118	1,831,634
Realized gain distribution	57,553	-	3,529	762,281	-	-	-	7,957,056
Realized gain (loss)	107,990	(168,936)	(11,217)	480,904	17,561	8,968	195,118	9,788,690
Change in net unrealized appreciation/depreciation of investments	(273,187)	1,266,071	9,065	4,210,786	1,846,997	184,095	235,279	9,962,978
Net gain (loss) on investments	(165,197)	1,097,135	(2,152)	4,691,690	1,864,558	193,063	430,397	19,751,668
Net increase (decrease) in net assets resulting from operations	(14,750)	978,560	17	4,529,742	1,581,700	161,411	441,767	18,749,002
Capital transactions:
Transfers of net premiums	217,529	224,828	4,332	178,863	638,386	9,622	126,180	720,786
Transfers due to death benefits	(138,830)	(277,201)	-	(75,747)	(479,632)	(11,896)	(156,367)	(1,933,321)
Transfers due to annuity benefit payments	(9,632)	(3,236)	-	(34,186)	(177)	-	(16,038)	(39,659)
Transfers due to withdrawal of funds	(1,796,842)	(1,270,793)	(21,261)	(1,086,040)	(3,090,620)	(236,221)	(733,184)	(6,451,708)
Transfers due to loans, net of repayments	12,931	13,478	21	8,559	25,586	-	13,461	28,606
Transfers due to rider and contingent deferred sales charges	(1,180)	(410)	-	(1,308)	(2,934)	(76)	(1,258)	(3,405)
Transfers due to net charge (credit) to annuitant mortality fluctuation	(1,610)	842	-	2,823	(6)	-	2,972	(17,008)
Transfers between Sub-Accounts and to/from Fixed Account	(459,188)	91,317	27,299	(879,244)	823,718	263,029	(215,515)	(3,210,869)
Net increase (decrease) in net assets resulting from capital transactions	(2,176,822)	(1,221,175)	10,391	(1,886,280)	(2,085,679)	24,458	(979,749)	(10,906,578)
Total increase (decrease)	(2,191,572)	(242,615)	10,408	2,643,462	(503,979)	185,869	(537,982)	7,842,424
NET ASSETS, at beginning of the year	24,678,743	10,737,757	175,122	16,313,116	25,864,236	2,482,039	10,244,289	87,140,274
NET ASSETS, at end of the year	$22,487,171	$10,495,142	$185,530	$18,956,578	$25,360,257	$2,667,908	$9,706,307	$94,982,698

See Notes to Financial Statements.

F-21

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2020

	MML Mid Cap Value Sub-Account	MML Moderate Allocation Sub-Account	MML Short-Duration Bond Sub-Account	MML Small Cap Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Company Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Strategic Emerging Markets Sub-Account
Investment income
Dividends	$714,514	$1,522,544	$7	$95,418	$-	$520	$108,479	$2,543
Expenses
Mortality and expense risk fees and administrative charges	507,811	745,769	34,329	223,692	171,018	9,756	124,311	15,221
Net investment income (loss)	206,703	776,775	(34,322)	(128,274)	(171,018)	(9,236)	(15,832)	(12,678)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(1,759,645)	(1,036,548)	(26,817)	(344,302)	(574,427)	(40,135)	(8,242)	114,066
Realized gain distribution	-	2,829,680	-	171,228	1,686,412	44,008	448,476	35,584
Realized gain (loss)	(1,759,645)	1,793,132	(26,817)	(173,074)	1,111,985	3,873	440,234	149,650
Change in net unrealized appreciation/depreciation of investments	1,234,379	2,943,920	78,145	3,714,431	3,464,215	69,582	(4,667)	61,497
Net gain (loss) on investments	(525,266)	4,737,052	51,328	3,541,357	4,576,200	73,455	435,567	211,147
Net increase (decrease) in net assets resulting from operations	(318,563)	5,513,827	17,006	3,413,083	4,405,182	64,219	419,735	198,469
Capital transactions:
Transfers of net premiums	475,882	2,686,993	25,475	314,911	136,120	38,280	268,832	54,810
Transfers due to death benefits	(617,774)	(709,086)	(14,236)	(209,326)	(52,758)	-	(27,733)	-
Transfers due to annuity benefit payments	(33,489)	(14,009)	(166)	(1,327)	(8,032)	-	(1,126)	-
Transfers due to withdrawal of funds	(3,503,882)	(5,683,432)	(353,245)	(1,536,790)	(1,279,604)	(145,993)	(746,110)	(357,899)
Transfers due to loans, net of repayments	40,254	118,383	1,853	3,541	8,882	3,663	6,629	1,797
Transfers due to rider and contingent deferred sales charges	(3,370)	(620)	(47)	(1,601)	(601)	-	(322)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	6,597	2,989	(357)	218	435	-	223	-
Transfers between Sub-Accounts and to/from Fixed Account	(463,410)	(1,441,565)	139,223	(448,251)	(602,597)	(5,975)	139,578	(8,288)
Net increase (decrease) in net assets
resulting from capital transactions	(4,099,192)	(5,040,347)	(201,500)	(1,878,625)	(1,798,155)	(110,025)	(360,029)	(309,580)
Total increase (decrease)	(4,417,755)	473,480	(184,494)	1,534,458	2,607,027	(45,806)	59,706	(111,111)
NET ASSETS, at beginning of the year	48,415,559	65,691,438	2,782,573	20,109,287	14,499,449	968,452	12,177,836	1,438,893
NET ASSETS, at end of the year	$43,997,804	$66,164,918	$2,598,079	$21,643,745	$17,106,476	$922,646	$12,237,542	$1,327,782

See Notes to Financial Statements.

F-22

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2020

	MML Total Return Bond Sub-Account	MML U.S. Government Money Market Sub-Account	PIMCO Commodity- RealReturn® Strategy Sub-Account	VY® Clarion Global Real Estate Sub-Account

Investment income
Dividends	$77,133	$47,936	$68,809	$108,341
Expenses
Mortality and expense risk fees and administrative charges	31,361	267,561	13,277	24,168
Net investment income (loss)	45,772	(219,625)	55,532	84,173
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	41,750	5,680	(241,668)	(55,158)
Realized gain distribution	11,406	-	-	159,225
Realized gain (loss)	53,156	5,680	(241,668)	104,067
Change in net unrealized appreciation/depreciation of investments	62,712	(5,656)	184,868	(340,378)
Net gain (loss) on investments	115,868	24	(56,800)	(236,311)
Net increase (decrease) in net assets resulting from operations	161,640	(219,601)	(1,268)	(152,138)
Capital transactions:
Transfers of net premiums	61,641	323,575	42,943	30,630
Transfers due to death benefits	(2,540)	(149,067)	(1,462)	(12,197)
Transfers due to annuity benefit payments	-	(21,278)	(173)	-
Transfers due to withdrawal of funds	(289,606)	(3,843,214)	(168,883)	(132,513)
Transfers due to loans, net of repayments	5,320	21,077	2,259	1,306
Transfers due to rider and contingent deferred sales charges	(3)	(1,448)	(18)	(147)
Transfers due to net charge (credit) to annuitant mortality fluctuation	(1,890)	574	39	-
Transfers between Sub-Accounts and to/from Fixed Account	1,309,709	5,293,708	7,174	(90,266)
Net increase (decrease) in net assets resulting from capital transactions	1,082,631	1,623,927	(118,121)	(203,187)
Total increase (decrease)	1,244,271	1,404,326	(119,389)	(355,325)
NET ASSETS, at beginning of the year	2,041,095	20,947,651	1,305,900	2,293,585
NET ASSETS, at end of the year	$3,285,366	$22,351,977	$1,186,511	$1,938,260

See Notes to Financial Statements.

F-23

C. M. Multi-Account A

Notes To Financial Statements

1.	ORGANIZATION

C.M. Multi-Account A (the “Separate Account”) is a separate investment account of C.M. Life Insurance Company (“C.M. Life”) established on August 3, 1994. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (“the 1940 Act”).

C.M. Life is a subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”).

C.M. Life maintains three segments within the Separate Account, they are: Panorama Premier, Panorama Passage®, and MassMutual Artistry. One of the three segments, Panorama Passage®, has multiple tiers. The unit values of these tiers differ based on the associated expense ratio.

The assets and liabilities of the Separate Account are clearly identified and distinguished from C.M. Life’s other assets and liabilities. The Separate Account assets are not chargeable with liabilities arising from any other C.M. Life business.

2.	INVESTMENT OF THE SEPARATE ACCOUNT’S ASSETS

As of December 31, 2021, the Separate Account consists of fifty-two sub-accounts which invest in the following mutual funds. All of the funds may not be available to all of the three segments of the Separate Account:

The sub-account listed in the first column
Sub-Accounts	invests in the fund in this column
Fidelity® VIP Contrafund® Sub-Account	Fidelity® VIP Contrafund® Portfolio[1]
Invesco Oppenheimer V.I. International Growth Sub-Account	Invesco Oppenheimer V.I. International Growth Sub-Account[10]
Invesco V.I. Capital Appreciation Sub-Account[2]	Invesco V.I. Capital Appreciation Fund[2,10]
Invesco V.I. Conservative Balanced Sub-Account[3]	Invesco V.I. Conservative Balanced Fund[3,10]
Invesco V.I. Core Bond Sub-Account[4]	Invesco V.I. Core Bond Fund[4,10]
Invesco V.I. Discovery Mid Cap Growth Sub-Account[5]	Invesco V.I. Discovery Mid Cap Growth Fund[5,10]
Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Diversified Dividend Fund[10]
Invesco V.I. Global Strategic Income Sub-Account[6]	Invesco V.I. Global Strategic Income Fund[6,10]
Invesco V.I. Global Sub-Account[7]	Invesco V.I. Global Fund[7,10]
Invesco V.I. Health Care Sub-Account	Invesco V.I. Health Care Fund[10]
Invesco V.I. Main Street Sub-Account[8]	Invesco V.I. Main Street Fund®[8,10]
Invesco V.I. Technology Sub-Account	Invesco V.I. Technology Fund[11]
Invesco V.I. U.S. Government Money Sub-Account[9]	Invesco V.I. U.S. Government Money Portfolio[9,10]
MML Aggressive Allocation Sub-Account	MML Aggressive Allocation Fund[11]
MML American Funds Core Allocation Sub-Account	MML American Funds Core Allocation Fund[11]
MML American Funds Growth Sub-Account	MML American Funds Growth Fund[11]
MML American Funds International Sub-Account	MML American Funds International Fund[11]
MML Balanced Allocation Sub-Account	MML Balanced Allocation Fund[11]
MML Blend Sub-Account	MML Blend Fund[11]
MML Blue Chip Growth Sub-Account	MML Blue Chip Growth Fund[11]
MML Conservative Allocation Sub-Account	MML Conservative Allocation Fund[11]
MML Equity Sub-Account	MML Equity Fund[11]
MML Equity Income Sub-Account	MML Equity Income Fund[11]
MML Equity Index Sub-Account	MML Equity Index Fund[11]
MML Focused Equity Sub-Account	MML Focused Equity Fund[11]
MML Foreign Sub-Account	MML Foreign Fund[11]
MML Fundamental Equity Sub-Account	MML Fundamental Equity Fund[11]
F-24

Notes To Financial Statements (Continued)

MML Fundamental Value Sub-Account	MML Fundamental Value Fund[11]
MML Global Sub-Account	MML Global Fund[11]
MML Growth & Income Sub-Account	MML Growth & Income Fund[11]
MML Growth Allocation Sub-Account	MML Growth Allocation Fund[11]
MML High Yield Sub-Account	MML High Yield Fund[11]
MML Income & Growth Sub-Account	MML Income & Growth Fund[11]
MML Inflation-Protected and Income Sub-Account	MML Inflation-Protected and Income Fund[11]
MML International Equity Sub-Account	MML International Equity Fund[11]
MML Large Cap Growth Sub-Account	MML Large Cap Growth Fund[11]
MML Managed Bond Sub-Account (Initial Class)	MML Managed Bond Fund (Initial Class)[11]
MML Managed Bond Sub-Account (Service Class)	MML Managed Bond Fund (Service Class)[11]
MML Managed Volatility Sub-Account	MML Managed Volatility Fund[11]
MML Mid Cap Growth Sub-Account	MML Mid Cap Growth Fund[11]
MML Mid Cap Value Sub-Account	MML Mid Cap Value Fund[11]
MML Moderate Allocation Sub-Account	MML Moderate Allocation Fund[11]
MML Short-Duration Bond Sub-Account	MML Short-Duration Bond Fund[11]
MML Small Cap Equity Sub-Account	MML Small Cap Equity Fund[11]
MML Small Cap Growth Equity Sub-Account	MML Small Cap Growth Equity Fund[11]
MML Small Company Value Sub-Account	MML Small Company Value Fund[11]
MML Small/Mid Cap Value Sub-Account	MML Small/Mid Cap Value Fund[11]
MML Strategic Emerging Markets Sub-Account	MML Strategic Emerging Markets Fund[11]
MML Total Return Bond Sub-Account	MML Total Return Bond Fund[11]
MML U.S. Government Money Market Sub-Account	MML U.S. Government Money Market Fund[11]
PIMCO CommodityRealReturn® Strategy Sub-Account	PIMCO CommodityRealReturn® Strategy Portfolio[12]
VY® Clarion Global Real Estate Sub-Account	VY® Clarion Global Real Estate Portfolio[13]

In addition to the fifty-two sub-accounts, some contract owners may also allocate funds to the Fixed Interest Account (“FIA”) which is part of C.M. Life’s general investment account (“General Account”). Because of exemptive and exclusionary provisions in the securities law, interests in the FIA are not registered under the Securities Act of 1933, and the General Account and the FIA are not registered as an investment company under the 1940 Act.

[1] Fidelity Management & Research Company LLC is the investment adviser to this Portfolio.
[2] Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Capital Appreciation Sub-Account/Fund.
[3] Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Conservative Balanced Sub-Account/Fund.
[4] Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Total Return Bond Sub-Account/Fund.
[5] Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Discovery Mid Cap Growth Sub-Account/Fund.
[6] Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Global Strategic Income Sub-Account/Fund.
[7] Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Global Sub-Account/Fund.
[8] Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Main Street Sub-Account/Fund®.
[9] Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Government Money Sub-Account/Fund.
[10] Invesco Advisers, Inc. is the investment adviser to this Fund.
11 MML Investments Advisers, LLC is the investment adviser to this Fund.
[12] Pacific Investment Management Company LLC is the investment adviser to this Portfolio.
[13] Voya Investments, LLC is the investment adviser to this Portfolio.

3.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in preparation of the financial statements in conformity with generally accepted accounting principles. Separate Account C.M. Multi-Account A follows the accounting and reporting guidance in FASB Accounting Standards Codification 946.

F-25

Notes To Financial Statements (Continued)

A.	Investment Valuation

Investments in the underlying funds held by each sub-account are carried at fair value which is based on the closing net asset value of each of the respective underlying funds, which value their investment securities at fair value.

B.	Accounting for Investments

Investment transactions are accounted for on a trade-date basis and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income and gains from realized gain distributions are recorded on the ex-distribution date and they are generally reinvested in the underlying investment sub-account.

C.	Federal Income Taxes

C.M. Life is taxed under federal law as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. Under existing federal law, no taxes are payable on net investment income and net realized capital gains attributable to contracts which depend on the Separate Account’s investment performance. Accordingly, no provision for federal income tax has been made. C.M. Life may, however, make such a charge in the future if an unanticipated change of current law results in a tax liability attributable to the Separate Account.

D.	Contract Charges

See Note 8B for charges associated with the contracts.

E.	Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.	Loans

If the certificate is a tax-sheltered annuity (“TSA”), the contract owners may be able to take a loan under their certificate. All such loans must conform to the requirements of the Internal Revenue Code. There are limitations on the amount of the loan the participants can take, and there is a required loan repayment schedule. When a loan is made, the Separate Account transfers the amount of the loan to C.M. Life, thereby decreasing both the investments and net assets of the Separate Account. The contract owner is charged interest on the outstanding loan amount based on the interest rate then in effect.

G.	Annuitant Mortality Fluctuation

The Separate Account contributes to a reserve maintained by C.M. Life as required by regulatory authorities to provide for mortality losses incurred. The reserve is adjusted quarterly for mortality losses and gains and its proportionate share of changes in value. Transfers to or from C.M. Life are then made quarterly to adjust the Separate Account. Net transfer from C.M. Life to the Separate Account totaled $23,612 for the year ended December 31, 2021. Net transfer from the Separate Account to C.M. Life totaled $26,215 for the year ended December 31, 2020. The reserve is subject to a maximum of 3% of the Separate Account’s annuity reserves. Any mortality losses in excess of this reserve will be borne by C.M. Life. The reserve is not available to owners of the contracts except to the extent necessary to cover mortality losses under the contracts.

H.	Annuity Reserves

Annuity reserves are developed by using accepted actuarial methods and are computed using the 1994 MGDB table.

F-26

Notes To Financial Statements (Continued)

4.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Valuation Inputs: Various inputs are used to determine the value of the Separate Account’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk)
•	Level 3 – unobservable inputs

The investments of the Separate Account are measured at fair value. All the investments are categorized as Level 1 as of December 31, 2021. There have been no transfers between levels for the year ended December 31, 2021.

5.	RELATED PARTY TRANSACTIONS

A.	Sales Agreements

The contracts currently being offered are sold by both registered representatives of MML Investors Services, LLC (“MMLIS”), a subsidiary of MassMutual, and by registered representatives of other broker-dealers who have entered into distribution agreements with MML Strategic Distributors, LLC (“MSD”), a subsidiary of MassMutual. Pursuant to separate underwriting agreements with C.M. Life, on its own behalf and on behalf of the Separate Account, MMLIS serves as principal underwriter of the contracts sold by its registered representatives, and MSD serves as principal underwriter of the contracts sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.

Both MMLIS and MSD are registered with the Securities and Exchange Commission (the “SEC”) as broker-dealers under the Securities and Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (“FINRA”). Commissions for sales of contracts by MMLIS registered representatives are paid on behalf of MMLIS to its registered representatives. Commissions for sales of contracts by registered representatives of other broker-dealers are paid on behalf of MSD to those broker-dealers. MMLIS and MSD also receive compensation for their actions as principal underwriters of the contracts.

B.	Receivable from/Payable to C.M. Life

Certain fees such as cost of insurance fees and mortality and expense risk fees are charges paid between the General Account and the Separate Account.

F-27

Notes To Financial Statements (Continued)

6.	PURCHASE AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales investments for the year ended December 31, 2021 were as follows:

	Fidelity® VIP Contrafund® Sub-Account	Invesco Oppenheimer V.I. International Growth Sub-Account	Invesco V.I. Capital Appreciation Sub-Account	Invesco V.I. Conservative Balanced Sub-Account	Invesco V.I. Core Bond Sub-Account	Invesco V.I. Discovery Mid Cap Growth Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Global Strategic Income Sub-Account
Cost of purchases	$15,677,410	$2,290,177	$3,663,909	$1,032,073	$285,446	$4,836,367	$476,576	$2,610,669
Proceeds from sales	(16,851,309)	(3,305,073)	(8,142,185)	(1,064,255)	(607,778)	(6,473,359)	(854,612)	(3,601,939)

	Invesco V.I. Global Sub-Account	Invesco V.I. Health Care Sub-Account	Invesco V.I. Main Street Sub-Account	Invesco V.I. Technology Sub-Account	Invesco V.I. U.S. Government Money Sub-Account	MML Aggressive Allocation Sub-Account	MML American Funds Core Allocation Sub-Account	MML American Funds Growth Sub-Account
Cost of purchases	$6,063,495	$1,698,035	$3,865,618	$1,287,982	$247,683	$3,442,422	$2,836,604	$1,852,663
Proceeds from sales	(13,134,651)	(1,380,200)	(7,014,317)	(1,749,576)	(890,084)	(3,845,612)	(2,472,770)	(2,420,809)

	MML American Funds International Sub-Account	MML Balanced Allocation Sub-Account	MML Blend Sub-Account	MML Blue Chip Growth Sub-Account	MML Conservative Allocation Sub-Account	MML Equity Sub-Account	MML Equity Income Sub-Account	MML Equity Index Sub-Account
Cost of purchases	$132,026	$3,497,800	$21,863,270	$4,558,841	$4,774,367	$1,036,490	$1,050,324	$1,757,090
Proceeds from sales	(295,737)	(4,035,731)	(8,231,068)	(5,216,551)	(5,500,187)	(4,586,910)	(2,964,090)	(3,262,351)

	MML Focused Equity Sub-Account	MML Foreign Sub-Account	MML Fundamental Equity Sub-Account	MML Fundamental Value Sub-Account	MML Global Sub-Account	MML Growth & Income Sub-Account	MML Growth Allocation Sub-Account	MML High Yield Sub-Account
Cost of purchases	$174,536	$359,267	$178,475	$361,045	$1,526,329	$2,473,281	$6,865,744	$771,492
Proceeds from sales	(109,737)	(1,078,709)	(92,326)	(216,407)	(1,583,219)	(5,032,045)	(6,473,988)	(370,617)
F-28

Notes To Financial Statements (Continued)

6.    PURCHASE AND SALES OF INVESTMENTS (Continued)

	MML Income & Growth Sub-Account	MML Inflation- Protected and Income Sub-Account	MML International Equity Sub-Account	MML Large Cap Growth Sub-Account	MML Managed Bond Sub-Account	MML Managed Bond Sub-Account	MML Managed Volatility Sub-Account	MML Mid Cap Growth Sub-Account
					(Initial Class)	(Service Class)
Cost of purchases	$880,412	$1,813,900	$35,549	$2,207,240	$2,485,790	$433,582	$323,468	$20,127,582
Proceeds from sales	(2,732,935)	(1,389,496)	(93,436)	(2,794,283)	(2,699,341)	(419,826)	(1,161,657)	(14,858,118)

	MML Mid Cap Value Sub-Account	MML Moderate Allocation Sub-Account	MML Short-Duration Bond Sub-Account	MML Small Cap Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Company Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Strategic Emerging Markets Sub-Account
Cost of purchases	$2,231,342	$7,062,514	$235,999	$1,887,915	$3,077,413	$128,648	$635,613	$351,200
Proceeds from sales	(6,215,894)	(9,527,169)	(491,742)	(3,357,876)	(2,955,502)	(157,142)	(2,705,167)	(132,833)

	MML Total Return Bond Sub-Account	MML U.S. Government Money Market Sub-Account	PIMCO Commodity- RealReturn® Strategy Sub-Account	VY® Clarion Global Real Estate Sub-Account
Cost of purchases	$656,648	$5,246,802	$434,047	$315,480
Proceeds from sales	(682,359)	(7,528,553)	(300,659)	(272,355)
F-29

Notes To Financial Statements (Continued)

7.    NET INCREASE (DECREASE) IN OUTSTANDING UNITS

The changes in outstanding units for the two years ended December 31, 2021 were as follows:

	Fidelity® VIP Contrafund® Sub-Account	Invesco Oppenheimer V.I. International Growth Sub-Account	Invesco V.I. Capital Appreciation Sub-Account	Invesco V.I. Conservative Balanced Sub-Account	Invesco V.I. Core Bond Sub-Account	Invesco V.I. Discovery Mid Cap Growth Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Global Strategic Income Sub-Account
2021
Units purchased	29,312	13,533	18,686	6,532	241	11,085	20,248	20,095
Units withdrawn	(225,489)	(76,991)	(163,065)	(46,693)	(31,164)	(169,121)	(35,128)	(145,416)
Units transferred between Sub-Accounts and to/from the Fixed Account	(41,580)	(16,419)	(41,593)	5,495	(1,643)	(45,000)	(13,143)	35,853
Net increase (decrease)	(237,757)	(79,876)	(185,973)	(34,666)	(32,566)	(203,036)	(28,023)	(89,468)

	Invesco V.I. Global Sub-Account	Invesco V.I. Health Care Sub-Account	Invesco V.I. Main Street Sub-Account	Invesco V.I. Technology Sub-Account	Invesco V.I. U.S. Government Money Sub-Account	MML Aggressive Allocation Sub-Account	MML American Funds Core Allocation Sub-Account	MML American Funds Growth Sub-Account
2021 (Continued)
Units purchased	27,037	14,128	16,886	14,434	16,682	46,498	23,832	5,067
Units withdrawn	(204,361)	(23,194)	(181,806)	(43,247)	(44,353)	(44,538)	(41,290)	(24,221)
Units transferred between Sub-Accounts and to/from the Fixed Account	(46,769)	(8,151)	(16,432)	(47,319)	(26,791)	(67,723)	19,198	6,658
Net increase (decrease)	(224,093)	(17,218)	(181,352)	(76,132)	(54,462)	(65,763)	1,741	(12,496)

	MML American Funds International Sub-Account	MML Balanced Allocation Sub-Account	MML Blend Sub-Account	MML Blue Chip Growth Sub-Account	MML Conservative Allocation Sub-Account	MML Equity Sub-Account	MML Equity Income Sub-Account	MML Equity Index Sub-Account
2021 (Continued)
Units purchased	3,734	48,810	55,726	10,514	27,412	16,613	8,284	12,021
Units withdrawn	(9,739)	(164,900)	(229,551)	(51,754)	(112,132)	(146,702)	(57,955)	(70,669)
Units transferred between Sub-Accounts and to/from the Fixed Account	(1,340)	52,258	8,535	(12,740)	18,026	(24,461)	(18,354)	(16,892)
Net increase (decrease)	(7,345)	(63,832)	(165,291)	(53,979)	(66,694)	(154,550)	(68,025)	(75,540)

	MML Focused Equity Sub-Account	MML Foreign Sub-Account	MML Fundamental Equity Sub-Account	MML Fundamental Value Sub-Account	MML Global Sub-Account	MML Growth & Income Sub-Account	MML Growth Allocation Sub-Account	MML High Yield Sub-Account
2021 (Continued)
Units purchased	566	8,521	1,910	1,935	7,001	7,986	107,745	6,795
Units withdrawn	(3,282)	(52,175)	(161)	(4,573)	(49,686)	(96,956)	(196,408)	(13,304)
Units transferred between Sub-Accounts and to/from the Fixed Account	3,278	(7,802)	(1,565)	8,371	(16,913)	(12,929)	(17,763)	16,038
Net increase (decrease)	562	(51,456)	183	5,733	(59,598)	(101,900)	(106,425)	9,529
F-30

Notes To Financial Statements (Continued)

7.    NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

	MML Income & Growth Sub-Account	MML Inflation- Protected and Income Sub-Account	MML International Equity Sub-Account	MML Large Cap Growth Sub-Account	MML Managed Bond Sub-Account	MML Managed Bond Sub-Account	MML Managed Volatility Sub-Account	MML Mid Cap Growth Sub-Account
2021 (Continued)					(Initial Class)	(Service Class)
Units purchased	7,755	14,825	210	5,054	26,655	1,047	6,380	14,392
Units withdrawn	(72,927)	(79,828)	(2,139)	(70,396)	(115,798)	(10,898)	(61,515)	(121,873)
Units transferred between Sub-Accounts and to/from the Fixed Account	(7,842)	44,651	(2,889)	(6,486)	37,013	4,500	9,777	(29,629)
Net increase (decrease)	(73,014)	(20,352)	(4,818)	(71,828)	(52,129)	(5,351)	(45,359)	(137,109)

	MML Mid Cap Value Sub-Account	MML Moderate Allocation Sub-Account	MML Short-Duration Bond Sub-Account	MML Small Cap Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Company Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Strategic Emerging Markets Sub-Account
2021 (Continued)
Units purchased	10,296	111,016	1,778	7,079	3,953	1,158	6,579	1,779
Units withdrawn	(90,872)	(274,750)	(30,770)	(44,544)	(36,427)	(2,545)	(38,528)	(4,647)
Units transferred between Sub-Accounts and to/from the Fixed Account	(12,164)	(73,568)	1,895	(16,132)	(13,287)	(780)	(12,457)	1,824
Net increase (decrease)	(92,740)	(237,303)	(27,097)	(53,596)	(45,761)	(2,167)	(44,407)	(1,044)

	MML Total Return Bond Sub-Account	MML U.S. Government Money Market Sub-Account	PIMCO Commodity- RealReturn® Strategy Sub-Account	VY® Clarion Global Real Estate Sub-Account
2021 (Continued)
Units purchased	5,482	43,999	4,963	2,140
Units withdrawn	(34,135)	(607,625)	(30,218)	(11,958)
Units transferred between Sub-Accounts and to/from the Fixed Account	13,232	336,371	38,387	10,072
Net increase (decrease)	(15,421)	(227,256)	13,132	254
F-31

Notes To Financial Statements (Continued)

7.    NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

	Fidelity® VIP Contrafund® Sub-Account	Invesco Oppenheimer V.I. Capital Appreciation Sub-Account	Invesco Oppenheimer V.I. Conservative Balanced Sub-Account	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Sub-Account	Invesco Oppenheimer V.I. Global Sub-Account	Invesco Oppenheimer V.I. Global Strategic Income Sub-Account	Invesco Oppenheimer V.I. Government Money Sub-Account	Invesco Oppenheimer V.I. International Growth Sub-Account
2020
Units purchased	42,812	23,233	3,999	34,909	37,327	31,429	34,915	21,238
Units withdrawn	(239,125)	(155,843)	(100,681)	(160,476)	(226,024)	(213,581)	(144,108)	(66,904)
Units transferred between Sub-Accounts and to/from the Fixed Account	(72,889)	(70,691)	5,639	(49,735)	(91,519)	(43,546)	3,857	(32,128)
Net increase (decrease)	(269,203)	(203,301)	(91,043)	(175,302)	(280,217)	(225,699)	(105,336)	(77,794)

	Invesco Oppenheimer V.I. Main Street Sub-Account	Invesco Oppenheimer V.I. Total Return Bond Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Health Care Sub-Account	Invesco V.I. Technology Sub-Account	MML Aggressive Allocation Sub-Account	MML American Funds Core Allocation Sub-Account	MML American Funds Growth Sub-Account
2020 (Continued)
Units purchased	21,790	387	7,204	4,913	10,342	58,419	30,745	6,665
Units withdrawn	(212,478)	(32,905)	(37,040)	(32,681)	(90,030)	(88,506)	(70,126)	(15,196)
Units transferred between Sub-Accounts and to/from the Fixed Account	(69,868)	(4,639)	1,034	(3,201)	24,488	(12,342)	11,719	2,439
Net increase (decrease)	(260,555)	(37,157)	(28,802)	(30,969)	(55,200)	(42,429)	(27,662)	(6,092)

	MML American Funds International Sub-Account	MML Balanced Allocation Sub-Account	MML Blend Sub-Account	MML Blue Chip Growth Sub-Account	MML Conservative Allocation Sub-Account	MML Equity Sub-Account	MML Equity Income Sub-Account	MML Equity Index Sub-Account
2020 (Continued)
Units purchased	6,284	43,784	37,887	14,213	37,612	24,683	11,700	13,285
Units withdrawn	(23,872)	(152,704)	(287,114)	(52,154)	(166,254)	(188,473)	(61,346)	(51,197)
Units transferred between Sub-Accounts and to/from the Fixed Account	(5,270)	(8,030)	2,699	(18,621)	34,205	(24,794)	3,153	(25,147)
Net increase (decrease)	(22,858)	(116,951)	(246,527)	(56,563)	(94,437)	(188,583)	(46,493)	(63,058)

	MML Focused Equity Sub-Account	MML Foreign Sub-Account	MML Fundamental Equity Sub-Account	MML Fundamental Value Sub-Account	MML Global Sub-Account	MML Growth & Income Sub-Account	MML Growth Allocation Sub-Account	MML High Yield Sub-Account
2020 (Continued)
Units purchased	975	10,981	1,879	3,117	8,404	17,633	122,203	6,785
Units withdrawn	(2,862)	(77,066)	(403)	(3,772)	(68,087)	(85,991)	(197,568)	(19,882)
Units transferred between Sub-Accounts and to/from the Fixed Account	(2,315)	6,552	3,547	(1,760)	(14,380)	(41,332)	(30,006)	(5,117)
Net increase (decrease)	(4,202)	(59,533)	5,024	(2,414)	(74,063)	(109,690)	(105,371)	(18,214)
F-32

Notes To Financial Statements (Continued)

7.    NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

	MML Income & Growth Sub-Account	Inflation- Protected and Income Sub-Account	MML International Equity Sub-Account	MML Large Cap Growth Sub-Account	MML Managed Bond Sub-Account	MML Managed Bond Sub-Account	MML Managed Volatility Sub-Account	MML Mid Cap Growth Sub-Account
2020 (Continued)					(Initial Class)	(Service Class)
Units purchased	12,861	15,940	499	9,334	32,189	703	9,069	16,553
Units withdrawn	(100,699)	(100,806)	(2,329)	(52,477)	(168,207)	(17,884)	(57,992)	(123,679)
Units transferred between Sub-Accounts and to/from the Fixed Account	(24,405)	5,463	2,157	(39,755)	38,287	19,858	(15,650)	(48,469)
Net increase (decrease)	(112,243)	(79,403)	327	(82,898)	(97,731)	2,677	(64,574)	(155,595)

	MML Mid Cap Value Sub-Account	MML Moderate Allocation Sub-Account	MML Short-Duration Bond Sub-Account	MML Small Cap Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Company Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Strategic Emerging Markets Sub-Account
2020 (Continued)
Units purchased	12,734	160,953	3,187	10,984	5,157	1,597	9,669	3,707
Units withdrawn	(97,733)	(362,710)	(35,028)	(51,586)	(36,375)	(5,169)	(25,517)	(21,215)
Units transferred between Sub-Accounts and to/from the Fixed Account	(10,400)	(78,915)	15,385	(12,364)	(16,518)	(6)	6,492	(373)
Net increase (decrease)	(95,399)	(280,672)	(16,456)	(52,966)	(47,736)	(3,578)	(9,356)	(17,881)

	MML Total Return Bond Sub-Account	MML U.S. Government Money Market Sub-Account	PIMCO Commodity- RealReturn® Strategy Sub-Account	VY® Clarion Global Real Estate Sub-Account
2020 (Continued)
Units purchased	7,022	42,773	10,308	2,314
Units withdrawn	(26,428)	(448,403)	(34,454)	(9,684)
Units transferred between Sub-Accounts and to/from the Fixed Account	111,525	587,250	2,333	(6,184)
Net increase (decrease)	92,119	181,620	(21,813)	(13,555)
F-33

Notes To Financial Statements (Continued)

8.    FINANCIAL HIGHLIGHTS

A.	A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying funds) and total return ratios for each of the five years in the period ended December 31, 2021 follows:

	At December 31,					For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)			Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)			Total Return[3] (Lowest to Highest)
Fidelity® VIP Contrafund® Sub-Account
2021	1,951,405	$54.29	to	$57.89	$124,165,635	0.06%	1.18%	to	1.65%	25.74%	to	26.34%
2020	2,189,162	42.98	to	46.03	111,040,179	0.25	1.18	to	1.65	28.43	to	29.04
2019	2,458,365	33.31	to	35.84	97,058,586	0.45	1.18	to	1.65	29.43	to	30.04
2018	2,852,362	25.61	to	27.69	86,647,526	0.69	1.18	to	1.65	(7.92)	to	(7.48)
2017	3,175,149	27.68	to	30.08	104,630,519	0.99	1.18	to	1.65	19.89	to	20.45
Invesco Oppenheimer V.I. International Growth Sub-Account
2021	663,871	22.98	to	29.77	20,843,401	-	1.18	to	1.65	8.42	to	8.93
2020	743,747	21.09	to	27.46	21,692,340	0.95	1.18	to	1.65	19.51	to	20.08
2019	821,541	17.57	to	22.97	20,045,116	1.05	1.18	to	1.65	26.50	to	27.09
2018	932,853	13.82	to	18.16	17,956,909	0.87	1.18	to	1.65	(20.74)	to	(20.37)
2017	1,007,002	17.36	to	22.91	24,441,124	1.43	1.18	to	1.65	24.23	to	24.81
Invesco V.I. Capital Appreciation Sub-Account[4]
2021	1,539,070	31.84	to	41.77	58,865,288	-	1.18	to	1.65	20.56	to	21.13
2020	1,725,042	26.28	to	34.65	54,747,632	-	1.18	to	1.65	34.35	to	34.99
2019	1,928,344	19.47	to	25.79	45,353,353	0.06	1.18	to	1.65	33.97	to	34.60
2018	2,206,998	14.47	to	19.25	38,605,250	0.32	1.18	to	1.65	(7.28)	to	(6.84)
2017	2,482,713	15.53	to	20.76	46,626,866	0.24	1.18	to	1.65	24.76	to	25.35
Invesco V.I. Conservative Balanced Sub-Account[4]
2021	609,649	18.84	to	20.11	12,168,551	1.50	1.18	to	1.65	8.82	to	9.34
2020	644,315	17.32	to	18.39	11,783,178	2.03	1.18	to	1.65	12.98	to	13.51
2019	735,358	15.33	to	16.20	11,866,075	2.26	1.18	to	1.65	15.59	to	16.14
2018	880,582	13.26	to	13.95	12,256,381	1.95	1.18	to	1.65	(6.88)	to	(6.44)
2017	1,017,028	14.24	to	14.91	15,147,938	1.93	1.18	to	1.65	7.47	to	7.97
Invesco V.I. Core Bond Sub-Account[4]
2021	274,654	-	-	16.11	4,423,554	2.06	-	-	1.40	-	-	(3.02)
2020	307,220	-	-	16.61	5,101,912	3.04	-	-	1.40	-	-	8.18
2019	344,378	-	-	15.35	5,286,348	3.36	-	-	1.40	-	-	8.00
2018	403,191	-	-	14.21	5,730,494	3.34	-	-	1.40	-	-	(2.41)
2017	451,891	-	-	14.56	6,580,995	2.41	-	-	1.40	-	-	3.14
Invesco V.I. Discovery Mid Cap Growth Sub-Account[4]
2021	1,392,332	21.67	to	37.16	40,398,560	-	1.18	to	1.65	17.15	to	17.70
2020	1,595,368	18.41	to	31.72	39,287,678	0.04	1.18	to	1.65	38.39	to	39.04
2019	1,770,670	13.24	to	22.92	31,302,242	-	1.18	to	1.65	37.08	to	37.73
2018	2,000,926	9.61	to	16.72	25,803,288	-	1.18	to	1.65	(7.63)	to	(7.19)
2017	2,276,585	10.36	to	18.10	31,840,166	0.03	1.18	to	1.65	26.69	to	27.29
Invesco V.I. Diversified Dividend Sub-Account
2021	212,263	15.14	to	15.80	3,409,922	2.10	1.18	to	1.65	16.95	to	17.50
2020	240,286	12.89	to	13.51	3,284,410	3.04	1.18	to	1.65	(1.50)	to	(1.03)
2019	269,088	13.02	to	13.72	3,741,363	2.91	1.18	to	1.65	23.04	to	23.62
2018	305,713	10.53	to	11.15	3,439,650	2.30	1.18	to	1.65	(9.10)	to	(8.66)
2017	361,218	11.53	to	12.26	4,437,962	1.66	1.18	to	1.65	6.80	to	7.30
Invesco V.I. Global Strategic Income Sub-Account[4]
2021	1,298,824	20.73	to	21.90	28,594,630	4.61	1.18	to	1.65	(4.99)	to	(4.55)
2020	1,388,293	21.82	to	22.94	32,056,685	5.65	1.18	to	1.65	1.71	to	2.19
2019	1,613,991	21.45	to	22.45	36,509,037	3.79	1.18	to	1.65	8.99	to	9.50
2018	1,846,534	19.68	to	20.50	38,180,577	4.96	1.18	to	1.65	(5.97)	to	(5.53)
2017	2,011,754	20.93	to	21.70	44,057,409	2.29	1.18	to	1.65	4.54	to	5.03
F-34

Notes To Financial Statements (Continued)

8.    FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)			Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)			Total Return[3] (Lowest to Highest)
Invesco V.I. Global Sub-Account[4]
2021	1,949,699	$41.02	to	$56.26	$95,547,935	-%	1.18%	to	1.65%	13.60%	to	14.13%
2020	2,173,793	35.94	to	49.52	93,637,809	0.69	1.18	to	1.65	25.55	to	26.14
2019	2,454,009	28.49	to	39.45	84,208,630	0.91	1.18	to	1.65	29.63	to	30.24
2018	2,838,202	21.88	to	30.43	75,021,984	0.99	1.18	to	1.65	(14.61)	to	(14.20)
2017	3,152,233	25.50	to	35.64	97,300,933	0.93	1.18	to	1.65	34.44	to	35.07
Invesco V.I. Health Care Sub-Account
2021	253,713	36.24		38.14	9,806,628	0.21	1.18		1.65	10.46		10.98
2020	270,930	32.66		34.53	9,445,838	0.32	1.18		1.65	12.59		13.12
2019	301,899	28.87		30.67	9,295,690	0.04	1.18		1.65	30.34		30.95
2018	337,447	22.05		23.53	7,943,284	-	1.18		1.65	(0.76)		(0.29)
2017	392,864	22.11		23.71	9,293,970	0.36	1.18		1.65	13.94		14.47
Invesco V.I. Main Street Sub-Account[4]
2021	1,577,583	32.36	to	34.07	54,425,683	0.69	1.18	to	1.65	25.48	to	26.07
2020	1,758,935	25.67	to	27.15	48,247,129	1.48	1.18	to	1.65	12.08	to	12.61
2019	2,019,490	22.79	to	24.22	49,289,876	1.06	1.18	to	1.65	29.92	to	30.53
2018	2,295,601	17.46	to	18.64	42,970,499	1.16	1.18	to	1.65	(9.40)	to	(8.97)
2017	2,596,541	19.18	to	20.58	53,432,117	1.24	1.18	to	1.65	15.00	to	15.54
Invesco V.I. Technology Sub-Account
2021	510,849	12.75	to	13.23	6,848,055	-	1.18	to	1.65	12.54	to	13.07
2020	586,980	11.33	to	11.70	6,967,630	-	1.18	to	1.65	43.73	to	44.40
2019	642,180	7.88	to	8.10	5,282,975	-	1.18	to	1.65	33.66	to	34.29
2018	802,248	5.90	to	6.03	4,919,840	-	1.18	to	1.65	(2.09)	to	(1.63)
2017	814,642	6.02	to	6.13	5,079,172	-	1.18	to	1.65	32.93	to	33.55
Invesco V.I. U.S. Government Money Sub-Account[4]
2021	429,155	9.73	to	10.32	4,661,037	0.01	1.18	to	1.65	(1.63)	to	(1.17)
2020	483,617	9.89	to	10.44	5,303,346	0.24	1.18	to	1.65	(1.42)	to	(0.95)
2019	588,953	10.03	to	10.54	6,553,421	1.70	1.18	to	1.65	0.04	to	0.51
2018	657,453	10.03	to	10.49	7,280,429	1.34	1.18	to	1.65	(0.31)	to	0.16
2017	707,333	10.06	to	10.47	7,835,849	0.38	1.18	to	1.65	(1.25)	to	(0.78)
MML Aggressive Allocation Sub-Account
2021	1,186,496	25.06	to	26.76	31,710,549	1.24	1.18	to	1.65	14.74	to	15.28
2020	1,252,260	21.84	to	23.21	29,017,593	1.62	1.18	to	1.65	11.49	to	12.02
2019	1,294,689	19.59	to	20.72	26,785,270	1.96	1.18	to	1.65	21.91	to	22.48
2018	1,347,559	16.07	to	16.92	22,764,574	1.37	1.18	to	1.65	(9.63)	to	(9.20)
2017	1,404,617	17.78	to	18.63	26,130,412	1.13	1.18	to	1.65	16.83	to	17.38
MML American Funds Core Allocation Sub-Account
2021	495,563	-		28.75	14,249,445	1.31	-		1.18	-		11.53
2020	493,822	-		25.78	12,731,471	1.75	-		1.18	-		10.08
2019	521,484	-		23.42	12,213,507	2.42	-		1.18	-		16.73
2018	556,398	-		20.06	11,163,119	1.76	-		1.18	-		(5.96)
2017	527,798	-		21.34	11,261,030	1.50	-		1.18	-		13.60
MML American Funds Growth Sub-Account
2021	110,885	-		72.99	8,092,910	-	-		1.18	-		20.12
2020	123,381	-		60.76	7,496,621	0.72	-		1.18	-		49.64
2019	129,472	-		40.60	5,257,131	0.32	-		1.18	-		28.70
2018	124,277	-		31.55	3,921,010	0.27	-		1.18	-		(1.82)
2017	127,321	-		32.14	4,091,670	0.30	-		1.18	-		26.29
F-35

Notes To Financial Statements (Continued)

8.    FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)			Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)			Total Return[3] (Lowest to Highest)
MML American Funds International Sub-Account
2021	86,348	$-		$22.52	$1,944,596	0.12%	-%		1.18%	-%		(3.11)%
2020	93,693	-		23.24	2,177,663	0.99	-		1.18	-		12.11
2019	116,551	-		20.73	2,416,294	2.71	-		1.18	-		20.88
2018	123,514	-		17.15	2,118,403	0.85	-		1.18	-		(14.54)
2017	109,325	-		20.07	2,194,167	0.84	-		1.18	-		30.11
MML Balanced Allocation Sub-Account
2021	1,245,106	19.33	to	20.64	25,473,633	1.26	1.18	to	1.65	8.18	to	8.69
2020	1,308,938	17.87	to	18.99	24,673,106	2.66	1.18	to	1.65	9.12	to	9.63
2019	1,425,889	16.38	to	17.32	24,533,294	2.55	1.18	to	1.65	14.84	to	15.38
2018	1,548,150	14.26	to	15.01	23,095,568	2.29	1.18	to	1.65	(6.04)	to	(5.60)
2017	1,668,229	15.18	to	15.90	26,372,724	1.95	1.18	to	1.65	9.66	to	10.18
MML Blend Sub-Account
2021	2,328,823	29.38	to	31.74	71,335,958	2.12	1.18	to	1.65	13.14	to	13.68
2020	2,494,114	25.96	to	27.92	67,254,680	-	1.18	to	1.65	11.02	to	11.54
2019	2,740,641	23.39	to	25.03	66,187,864	2.42	1.18	to	1.65	19.40	to	19.96
2018	3,077,713	19.59	to	20.87	62,141,024	2.10	1.18	to	1.65	(5.91)	to	(5.47)
2017	3,394,529	20.82	to	22.07	72,602,071	2.11	1.18	to	1.65	13.37	to	13.91
MML Blue Chip Growth Sub-Account
2021	489,724	70.10	to	76.53	36,800,409	-	1.18	to	1.65	14.44	to	14.97
2020	543,704	61.26	to	66.56	35,544,312	-	1.18	to	1.65	32.20	to	32.83
2019	600,266	46.34	to	50.11	29,576,500	-	1.18	to	1.65	27.72	to	28.32
2018	661,091	36.28	to	39.05	25,412,017	-	1.18	to	1.65	0.20	to	0.68
2017	711,018	36.21	to	38.79	27,179,588	0.01	1.18	to	1.65	34.00	to	34.63
MML Conservative Allocation Sub-Account
2021	958,943	18.37	to	19.61	18,659,903	1.25	1.18	to	1.65	6.82	to	7.33
2020	1,025,637	17.19	to	18.27	18,599,923	2.72	1.18	to	1.65	8.13	to	8.64
2019	1,120,073	15.90	to	16.82	18,692,829	2.70	1.18	to	1.65	13.31	to	13.85
2018	1,187,846	14.03	to	14.77	17,418,902	2.52	1.18	to	1.65	(5.08)	to	(4.63)
2017	1,378,590	14.78	to	15.49	21,205,384	2.20	1.18	to	1.65	7.83	to	8.34
MML Equity Sub-Account
2021	1,264,754	25.72	to	28.67	34,022,495	1.66	1.18	to	1.65	28.13	to	28.73
2020	1,419,304	20.07	to	22.27	29,572,459	2.30	1.18	to	1.65	1.34	to	1.82
2019	1,607,887	19.81	to	21.87	32,899,993	2.03	1.18	to	1.65	23.86	to	24.45
2018	1,777,279	15.99	to	17.58	29,256,750	1.76	1.18	to	1.65	(11.47)	to	(11.05)
2017	1,973,037	18.06	to	19.76	36,548,773	1.79	1.18	to	1.65	13.90	to	14.44
MML Equity Income Sub-Account
2021	508,676	37.30	to	40.72	20,410,370	2.23	1.18	to	1.65	23.53	to	24.11
2020	576,701	30.20	to	32.81	18,656,155	2.39	1.18	to	1.65	(0.32)	to	0.15
2019	623,194	30.30	to	32.76	20,158,148	2.29	1.18	to	1.65	24.38	to	24.97
2018	697,263	24.36	to	26.22	18,063,576	1.88	1.18	to	1.65	(10.86)	to	(10.43)
2017	775,356	27.32	to	29.27	22,439,796	2.12	1.18	to	1.65	14.44	to	14.97
MML Equity Index Sub-Account
2021	660,854	34.17	to	36.02	23,937,630	1.25	1.18	to	1.65	26.09	to	26.68
2020	736,394	26.97	to	28.56	21,075,642	1.70	1.18	to	1.65	16.13	to	16.67
2019	799,452	23.12	to	24.60	19,597,582	2.66	1.18	to	1.65	28.72	to	29.32
2018	902,013	17.87	to	19.11	17,095,272	1.53	1.18	to	1.65	(6.37)	to	(5.93)
2017	980,397	19.00	to	20.41	19,796,365	0.98	1.18	to	1.65	19.36	to	19.92
F-36

Notes To Financial Statements (Continued)

8.    FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)			Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)			Total Return[3] (Lowest to Highest)
MML Focused Equity Sub-Account
2021	26,949	$31.96	to	$33.44	$894,408	0.92%	1.18%	to	1.65%	19.89%	to	20.45%
2020	26,387	26.66	to	27.76	725,110	0.64	1.18	to	1.65	10.69	to	11.22
2019	30,588	24.08	to	24.96	757,115	0.04	1.18	to	1.65	27.60	to	28.20
2018	31,166	18.87	to	19.47	602,613	2.27	1.18	to	1.65	(0.67)	to	(0.20)
2017	48,402	19.00	to	19.51	938,637	2.92	1.18	to	1.65	19.63	to	20.19
MML Foreign Sub-Account
2021	531,385	16.09	to	16.55	8,849,294	2.55	1.18	to	1.65	11.20	to	11.72
2020	582,840	14.40	to	14.89	8,703,291	2.99	1.18	to	1.65	4.20	to	4.69
2019	642,373	13.76	to	14.29	9,170,397	1.77	1.18	to	1.65	11.31	to	11.84
2018	707,403	12.30	to	12.83	9,040,775	2.24	1.18	to	1.65	(17.28)	to	(16.89)
2017	774,085	14.80	to	15.52	11,918,473	2.07	1.18	to	1.65	19.75	to	20.31
MML Fundamental Equity Sub-Account[4]
2021	32,284	34.68	to	36.29	1,167,304	0.32	1.18	to	1.65	25.30	to	25.89
2020	32,101	27.67	to	28.83	922,432	-	1.18	to	1.65	17.63	to	18.19
2019	27,078	23.53	to	24.39	657,507	0.43	1.18	to	1.65	31.15	to	31.77
2018	23,098	17.94	to	18.51	425,593	1.09	1.18	to	1.65	(1.00)	to	(0.53)
2017	20,273	18.12	to	18.61	375,690	1.00	1.18	to	1.65	25.24	to	25.83
MML Fundamental Value Sub-Account
2021	63,413	23.28	to	24.36	1,536,269	1.67	1.18	to	1.65	27.56	to	28.16
2020	57,680	18.25	to	19.01	1,091,877	1.09	1.18	to	1.65	0.69	to	1.17
2019	60,094	18.12	to	18.79	1,124,048	1.67	1.18	to	1.65	20.49	to	21.05
2018	76,076	15.04	to	15.52	1,176,739	1.54	1.18	to	1.65	(12.03)	to	(11.61)
2017	74,706	17.10	to	17.56	1,306,814	1.84	1.18	to	1.65	12.91	to	13.44
MML Global Sub-Account
2021	661,950	16.57	to	21.59	14,366,310	0.91	1.18	to	1.65	15.50	to	16.05
2020	721,548	14.28	to	18.69	13,496,602	1.05	1.18	to	1.65	12.10	to	12.63
2019	795,611	12.68	to	16.68	13,198,078	0.58	1.18	to	1.65	28.45	to	29.05
2018	899,038	9.82	to	12.98	11,557,879	1.10	1.18	to	1.65	(11.06)	to	(10.64)
2017	968,907	10.99	to	14.60	13,976,885	1.20	1.18	to	1.65	22.27	to	22.84
MML Growth & Income Sub-Account
2021	783,098	43.26	to	47.23	36,368,901	0.83	1.18	to	1.65	25.07	to	25.65
2020	884,997	34.59	to	37.59	32,745,308	0.91	1.18	to	1.65	12.64	to	13.17
2019	994,687	30.71	to	33.22	32,528,962	0.95	1.18	to	1.65	29.93	to	30.55
2018	1,098,861	23.64	to	25.44	27,553,454	0.86	1.18	to	1.65	(6.76)	to	(6.32)
2017	1,210,802	25.35	to	27.16	32,437,893	0.91	1.18	to	1.65	21.68	to	22.25
MML Growth Allocation Sub-Account
2021	2,607,763	22.88	to	24.43	63,570,385	1.57	1.18	to	1.65	12.46	to	12.99
2020	2,714,189	20.34	to	21.62	58,560,778	2.08	1.18	to	1.65	10.91	to	11.44
2019	2,819,559	18.34	to	19.40	54,605,097	2.29	1.18	to	1.65	19.23	to	19.79
2018	3,035,628	15.38	to	16.19	49,087,115	1.80	1.18	to	1.65	(8.44)	to	(8.00)
2017	3,130,519	16.80	to	17.60	55,034,639	1.51	1.18	to	1.65	14.18	to	14.72
MML High Yield Sub-Account
2021	168,938	18.37	to	19.40	3,249,709	8.45	1.18	to	1.65	6.11	to	6.61
2020	159,409	17.31	to	18.20	2,878,160	0.02	1.18	to	1.65	3.65	to	4.14
2019	177,623	16.70	to	17.48	3,079,517	5.92	1.18	to	1.65	10.03	to	10.55
2018	190,824	15.18	to	15.81	2,995,572	6.05	1.18	to	1.65	(5.13)	to	(4.68)
2017	203,106	16.00	to	16.59	3,348,723	6.84	1.18	to	1.65	6.12	to	6.62
F-37

Notes To Financial Statements (Continued)

8.    FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)			Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)			Total Return[3] (Lowest to Highest)
MML Income & Growth Sub-Account
2021	888,985	$24.70	to	$25.15	$25,929,813	1.77%	1.18%	to	1.65%	24.21%	to	24.79%
2020	961,999	19.79	to	20.25	22,487,171	2.03	1.18	to	1.65	1.34	to	1.82
2019	1,074,242	19.44	to	19.98	24,678,743	1.96	1.18	to	1.65	22.40	to	22.97
2018	1,251,528	15.81	to	16.33	23,396,608	1.74	1.18	to	1.65	(13.14)	to	(12.73)
2017	1,377,109	18.11	to	18.80	29,601,545	1.65	1.18	to	1.65	15.52	to	16.06
MML Inflation-Protected and Income Sub-Account
2021	628,399	15.82	to	17.27	10,680,787	1.07	1.18	to	1.65	4.66	to	5.15
2020	648,751	15.12	to	16.43	10,495,142	0.11	1.18	to	1.65	9.30	to	9.81
2019	728,154	13.83	to	14.96	10,737,757	2.38	1.18	to	1.65	6.54	to	7.04
2018	794,266	12.98	to	13.97	10,947,233	3.09	1.18	to	1.65	(2.91)	to	(2.45)
2017	885,083	13.37	to	14.33	12,507,787	3.23	1.18	to	1.65	1.52	to	2.00
MML International Equity Sub-Account
2021	11,630	-		12.43	144,550	0.46	-		1.18	-		10.19
2020	16,448	-		11.28	185,530	2.84	-		1.18	-		3.84
2019	16,121	-		10.86	175,122	1.88	-		1.18	-		22.89
2018	11,061	-		8.84	97,776	1.53	-		1.18	-		(24.94)
2017	12,505	-		11.78	147,271	1.83	-		1.18	-		28.64
MML Large Cap Growth Sub-Account
2021	635,022	27.15	to	32.13	19,818,248	0.05	1.18	to	1.65	16.48	to	17.03
2020	706,850	23.20	to	27.58	18,956,578	0.33	1.18	to	1.65	29.62	to	30.23
2019	789,748	17.81	to	21.28	16,313,116	0.59	1.18	to	1.65	29.83	to	30.44
2018	923,652	13.66	to	16.39	14,634,567	0.63	1.18	to	1.65	(3.87)	to	(3.42)
2017	1,041,184	14.14	to	17.05	17,076,456	0.37	1.18	to	1.65	31.33	to	31.95
MML Managed Bond Sub-Account (Initial Class)
2021	1,091,572	20.80	to	21.79	24,101,131	3.17	1.18	to	1.65	(0.84)	to	(0.37)
2020	1,143,702	20.97	to	21.87	25,360,257	0.09	1.18	to	1.65	5.95	to	6.45
2019	1,241,432	19.79	to	20.55	25,864,236	3.67	1.18	to	1.65	8.01	to	8.52
2018	1,386,407	18.32	to	18.93	26,616,908	3.44	1.18	to	1.65	(2.08)	to	(1.61)
2017	1,566,108	18.71	to	19.24	30,549,962	3.14	1.18	to	1.65	2.99	to	3.47
MML Managed Bond Sub-Account (Service Class)
2021	181,555	-		14.15	2,569,838	2.90	-		1.40	-		(0.84)
2020	186,906	-		14.27	2,667,908	0.10	-		1.40	-		5.95
2019	184,230	-		13.47	2,482,039	3.51	-		1.40	-		8.01
2018	184,606	-		12.47	2,302,589	3.13	-		1.40	-		(2.07)
2017	220,199	-		12.74	2,804,718	2.91	-		1.40	-		2.99
MML Managed Volatility Sub-Account
2021	530,888	17.23	to	18.82	9,849,304	0.97	1.18	to	1.65	9.72	to	10.23
2020	576,247	15.70	to	17.07	9,706,307	1.37	1.18	to	1.65	4.93	to	5.43
2019	640,820	14.96	to	16.19	10,244,289	1.60	1.18	to	1.65	10.07	to	10.58
2018	727,128	13.60	to	14.64	10,526,880	1.20	1.18	to	1.65	(6.26)	to	(5.81)
2017	825,862	14.50	to	15.55	12,696,879	1.26	1.18	to	1.65	7.26	to	7.76
MML Mid Cap Growth Sub-Account
2021	1,029,932	69.29	to	82.89	93,047,597	-	1.18	to	1.65	11.36	to	11.88
2020	1,167,041	61.93	to	74.43	94,982,698	0.08	1.18	to	1.65	23.51	to	24.10
2019	1,322,636	49.91	to	60.26	87,140,274	0.02	1.18	to	1.65	29.15	to	29.76
2018	1,527,705	38.46	to	46.66	77,934,117	-	1.18	to	1.65	(3.78)	to	(3.33)
2017	1,728,260	39.78	to	48.50	91,107,376	0.03	1.18	to	1.65	22.78	to	23.35
F-38

Notes To Financial Statements (Continued)

8.    FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)			Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)			Total Return[3] (Lowest to Highest)
MML Mid Cap Value Sub-Account
2021	807,953	$56.50	to	$62.51	$48,086,111	1.43%	1.18%	to	1.65%	21.30%	to	21.87%
2020	900,692	46.58	to	51.29	43,997,804	1.76	1.18	to	1.65	0.04	to	0.52
2019	996,092	46.56	to	51.03	48,415,559	1.62	1.18	to	1.65	27.02	to	27.62
2018	1,158,386	36.66	to	39.99	44,192,957	1.51	1.18	to	1.65	(14.42)	to	(14.02)
2017	1,307,293	42.84	to	46.51	58,068,149	1.53	1.18	to	1.65	9.88	to	10.40
MML Moderate Allocation Sub-Account
2021	3,093,518	20.69	to	22.09	67,989,941	1.35	1.18	to	1.65	10.16	to	10.68
2020	3,330,821	18.78	to	19.96	66,164,918	2.48	1.18	to	1.65	8.73	to	9.25
2019	3,611,492	17.28	to	18.27	65,691,438	2.57	1.18	to	1.65	16.64	to	17.19
2018	3,713,575	14.81	to	15.59	57,665,894	2.13	1.18	to	1.65	(7.04)	to	(6.60)
2017	3,908,930	15.93	to	16.69	65,005,002	1.80	1.18	to	1.65	11.48	to	12.00
MML Short-Duration Bond Sub-Account
2021	210,606	10.54	to	11.13	2,315,285	2.93	1.18	to	1.65	0.03	to	0.50
2020	237,704	10.54	to	11.08	2,598,079	-	1.18	to	1.65	(0.32)	to	0.15
2019	254,160	10.57	to	11.06	2,782,573	3.08	1.18	to	1.65	2.47	to	2.95
2018	244,808	10.31	to	10.74	2,605,175	2.66	1.18	to	1.65	(0.38)	to	0.09
2017	264,218	10.35	to	10.73	2,812,893	2.41	1.18	to	1.65	0.62	to	1.10
MML Small Cap Equity Sub-Account
2021	445,746	49.29	to	49.31	23,414,026	0.43	1.18	to	1.65	20.74	to	21.31
2020	499,342	40.65	to	40.82	21,643,745	0.54	1.18	to	1.65	18.72	to	19.28
2019	552,308	34.08	to	34.38	20,109,287	0.47	1.18	to	1.65	24.40	to	24.98
2018	617,042	27.27	to	27.64	18,014,617	0.48	1.18	to	1.65	(11.66)	to	(11.25)
2017	698,473	30.72	to	31.29	23,006,935	0.83	1.18	to	1.65	12.50	to	13.03
MML Small Cap Growth Equity Sub-Account
2021	305,158	41.05	to	55.45	15,889,593	-	1.18	to	1.65	5.55	to	6.05
2020	350,919	38.71	to	52.53	17,106,476	-	1.18	to	1.65	33.41	to	34.03
2019	398,655	28.88	to	39.38	14,499,449	-	1.18	to	1.65	32.13	to	32.75
2018	444,467	21.75	to	29.80	12,156,107	-	1.18	to	1.65	(6.44)	to	(6.00)
2017	479,460	23.14	to	31.85	14,026,200	-	1.18	to	1.65	20.81	to	21.38
MML Small Company Value Sub-Account
2021	25,371	-		41.43	1,051,122	0.19	-		1.18	-		23.65
2020	27,538	-		33.50	922,646	0.06	-		1.18	-		7.65
2019	31,116	-		31.12	968,452	0.08	-		1.18	-		23.79
2018	33,111	-		25.14	832,523	0.19	-		1.18	-		(14.22)
2017	39,566	-		29.31	1,159,692	0.43	-		1.18	-		10.11
MML Small/Mid Cap Value Sub-Account
2021	280,417	46.86	to	51.16	14,187,869	1.01	1.18	to	1.65	33.72	to	34.35
2020	324,824	35.05	to	38.08	12,237,542	1.07	1.18	to	1.65	2.94	to	3.42
2019	334,180	34.05	to	36.82	12,177,836	0.61	1.18	to	1.65	18.31	to	18.86
2018	367,249	28.78	to	30.98	11,256,245	0.47	1.18	to	1.65	(16.32)	to	(15.93)
2017	403,626	34.39	to	36.85	14,725,287	0.49	1.18	to	1.65	11.59	to	12.11
MML Strategic Emerging Markets Sub-Account
2021	68,851	-		17.21	1,184,646	-	-		1.18	-		(9.43)
2020	69,895	-		19.00	1,327,782	0.20	-		1.18	-		15.88
2019	87,776	-		16.39	1,438,893	0.01	-		1.18	-		23.71
2018	105,605	-		13.25	1,399,351	-	-		1.18	-		(13.63)
2017	90,022	-		15.34	1,381,094	-	-		1.18	-		32.27
F-39

Notes To Financial Statements (Continued)

8.    FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)			Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)			Total Return[3] (Lowest to Highest)
MML Total Return Bond Sub-Account
2021	260,106	$11.17	to	$11.69	$3,017,232	1.63%	1.18%	to	1.65%	(3.12)%	to	(2.66)%
2020	275,526	11.53	to	12.01	3,285,366	3.07	1.18	to	1.65	6.82	to	7.32
2019	183,407	10.79	to	11.19	2,041,095	2.92	1.18	to	1.65	6.87	to	7.38
2018	179,359	10.10	to	10.42	1,860,517	1.75	1.18	to	1.65	(1.99)	to	(1.52)
2017	180,325	10.30	to	10.58	1,902,217	1.99	1.18	to	1.65	1.05	to	1.53
MML U.S. Government Money Market Sub-Account
2021	2,266,614	8.41	to	8.98	20,069,406	-	1.18	to	1.65	(1.64)	to	(1.17)
2020	2,493,870	8.55	to	9.08	22,351,977	0.23	1.18	to	1.65	(1.41)	to	(0.95)
2019	2,312,249	8.67	to	9.17	20,947,651	1.70	1.18	to	1.65	0.04	to	0.52
2018	2,487,601	8.66	to	9.12	22,451,476	1.32	1.18	to	1.65	(0.33)	to	0.14
2017	2,711,134	8.69	to	9.11	24,448,009	0.35	1.18	to	1.65	(1.28)	to	(0.82)
Oppenheimer Global Multi-Alternatives Sub-Account [5]
2021	-	-		-	-	-	-		-	-		-
2020	-	-		-	-	-	-	to	-	-	to	-
2019	-	-	to	-	-	-	-	to	-	-	to	-
2018	6,310	-	to	9.12	57,570	0.17	-	to	1.18	-	to	(4.44)
2017	6,140	-	to	9.55	58,631	0.85	-	to	1.18	-	to	(0.98)
PIMCO CommodityRealReturn® Strategy Sub-Account
2021	230,012	6.75	to	7.26	1,651,829	4.17	1.18	to	1.65	30.93	to	31.55
2020	216,880	5.15	to	5.52	1,186,511	6.34	1.18	to	1.65	(0.43)	to	0.04
2019	238,693	5.18	to	5.52	1,305,900	4.35	1.18	to	1.65	9.53	to	10.04
2018	256,401	4.73	to	5.02	1,275,354	1.98	1.18	to	1.65	(15.61)	to	(15.21)
2017	295,499	5.60	to	5.92	1,734,094	11.09	1.18	to	1.65	0.38	to	0.85
VY® Clarion Global Real Estate Sub-Account
2021	123,852	19.63	to	21.13	2,570,023	2.59	1.18	to	1.65	31.95	to	32.57
2020	123,598	14.88	to	15.94	1,938,260	5.75	1.18	to	1.65	(6.60)	to	(6.15)
2019	137,153	15.93	to	16.98	2,293,585	2.62	1.18	to	1.65	22.31	to	22.89
2018	156,547	13.02	to	13.82	2,133,623	5.20	1.18	to	1.65	(10.25)	to	(9.82)
2017	170,987	14.51	to	15.33	2,588,559	3.51	1.18	to	1.65	8.70	to	9.21

[1]	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owners accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

[2]	The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owners accounts through the redemption of units and expenses of the underlying fund have been excluded.

[3]	The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns and unit values are not within the ranges presented.

[4]	See Note 2 to the financial statements for the previous name of this division.

[5]	For the period January 1, 2019 through April 29, 2019. Effective April 29, 2019 this Sub-Account liquidated and any contract value in the Sub-Account after the close of the New York Stock Exchange on April 29, 2019 was automatically transferred to the MML U.S. Government Money Market Sub-Account.
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Notes To Financial Statements (Continued)

8.	Financial Highlights (Continued)

B.	The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

Mortality and Expense Risk Charge*	This charge is equal, on an annual basis, to
This charge is assessed through a reduction in unit values.	1.03% - 1.50% of the daily value of the assets
invested in each fund.

Administrative Charge	This charge is equal, on an annual basis, to 0.15%
This charge is assessed through a reduction in unit values.	of the daily value of the assets invested in each
fund.

Annual Contract Maintenance Charge	$0 - $40 per contract, annually.
This charge is assessed through the redemption of units.

Contingent Deferred Sales Charge	0.00% - 8.00%
This charge is assessed through the redemption of units.

Death Benefit Options
Charges for these options are annualized and are assessed through a redemption of units.

A. Reset Death Benefit**	0.00% - 0.20%

B. Ratchet Death Benefit***	0.00% - 0.70%

*	The Panorama Premier segment charges its contract owners a mortality and expense risk charge equal, on an annual basis, to 1.25% of the daily value of the assets invested in each fund. Subject to state availability, contracts issued on or after September 10, 2001 will receive an increase in the contract value allocated to the fund by 0.15% on each contract anniversary.
**	For Panorama Passage the charge for the Reset Death Benefit is 0.10% on an annual basis of the daily value of the contract value allocated to the funds and the fixed accounts, unless the charge exceeds the maximum charge, in which case, the charge is the maximum charge. The maximum charge is 0.20% on an annual basis of the daily value of the contract value allocated to the funds.
***	The Ratchet Death Benefit is 0.25% for Panorama Passage and 0.15% for Panorama Premier on an annual basis of the daily value of the contract value allocated to the funds and the fixed accounts, unless that charge exceeds the maximum, in this case the charge is the maximum charge. The maximum charge is 0.35% if age 60 or less at contract issue, 0.50% if age 61 through age 70 at contract issue, and 0.70% if age 71 or older at contract issue, of the contract value allocated to the funds.

9.	SUBSEQUENT EVENTS

The Separate Account’s management has reviewed events occurring through March 8, 2022, the date the financial statements were issued, and no subsequent events occurred requiring accrual or disclosure.

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